UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-4770

Strong Municipal Funds, Inc., on behalf of the Strong Intermediate Municipal Bond Fund, Strong Minnesota Tax-Free Fund, Strong Municipal Money Market Fund, Strong Short-Term High Yield Municipal Fund, Strong Tax-Free Money Fund, Strong Ultra Short-Term Municipal Income Fund, and Strong Wisconsin Tax-Free Fund (Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2005

Date of reporting period:  January 31, 2005


Item 1.   Schedule of Investments

Strong Intermediate Municipal Bond Fund
January 31, 2005 (Unaudited)
                                                                           Shares or
                                                                           Principal
                                                                             Amount              Value
---------------------------------------------------------------------------------------------------------
Municipal Bonds 75.2%
Alabama 1.4%
Jefferson County, Alabama Limited Obligation School Warrant
Revenue, 5.25%, Due 1/01/11                                                $    750,000       $  820,313

Alaska 0.8%
Alaska Energy Authority Power Revenue Refunding - Bradley Lake
Project, 6.00%, Due 7/01/15 (e)                                                 350,000          419,562
Northern Tobacco Securitization Corporation Tobacco Settlement
Revenue, 4.80%, Due 6/01/11                                                      55,000           55,275
                                                                                       ------------------
                                                                                                 474,837
Arizona 0.7%
Verrado, Arizona Community Facilities District Number 1 GO,
6.00%, Due 7/15/13                                                              375,000          387,188

California 8.8%
ABAG Finance Authority for Nonprofit Corporations COP - O'Connor
Woods Obligation Group Project, 5.40%, Due 11/01/09 (e)                         400,000          422,500
Agua Caliente Band of Cahuilla Indians Revenue, 4.60%, Due
7/01/08                                                                         800,000          795,000
California GO:
    Zero %, Due 9/01/11 (e)                                                   2,000,000        1,592,500
    5.00%, Due 3/01/11 (Pre-Refunded to $101 on 3/01/10)                        125,000          139,687
    5.50%, Due 4/01/11                                                          125,000          141,094
Golden State Tobacco Securitization Corporation Asset-Backed
Tobacco Settlement Revenue:
    5.375%, Due 6/01/17                                                       1,100,000        1,133,000
    5.50%, Due 6/01/19                                                          200,000          208,250
Santa Rosa, California Rancheria Tachi Yokut Tribe Enterprise
Revenue, 5.50%, Due 3/01/08                                                     350,000          354,813
South Orange County, California Public Finance Authority
Reassessment Revenue, 5.10%, Due 9/02/10 (e)                                    250,000          277,812
Southern California Public Power Authority Power Project
Revenue, 6.75%, Due 7/01/13                                                     100,000          123,125
                                                                                       ------------------
                                                                                               5,187,781
Colorado 2.0%
Colorado Health Facility Authority Revenue Refunding - Vail
Valley Medical Center Project:
    5.00%, Due 1/15/10                                                          215,000          227,094
    5.00%, Due 1/15/12                                                          250,000          264,063
El Paso County, Colorado SFMR, Zero %, Due 9/01/15 (f)                        1,000,000          647,500
                                                                                       ------------------
                                                                                               1,138,657
Florida 7.5%
Broward County, Florida Resource Recovery Revenue Refunding -
Wheelabrator South Broward Project, 4.50%, Due 6/01/11                          500,000          522,500
Capital Projects Finance Authority Student Housing Revenue,
5.50%, Due 10/01/14 (b) (e)                                                     500,000          555,625
Capital Trust Agency Revenue - Seminole Tribe Convention Project:
     6.00%, Due 10/01/17 (e)                                                    500,000          541,250
    10.00%, Due 10/01/33                                                        600,000          687,000
Dade County, Florida Health Facilities Authority Hospital
Revenue - Miami Children's Hospital Project, 5.00%, 8/01/23
(Pre-Refunded to $100 on 2/01/10)                                               440,000          472,450
Gulf Breeze, Florida Revenue, 4.75%, Due 12/01/15 (e)                         1,000,000        1,075,000
St. Lucie County, Florida Utility System Revenue Refunding,
5.50%, Due 10/01/16 (e) (f)                                                     455,000          536,900
                                                                                       ------------------
                                                                                               4,390,725
Idaho 1.9%
Boise City, Idaho Urban Renewal Agency Lease Revenue - ADA
County Courts Project, 6.00%, Due 8/15/23 (e)                                 1,000,000        1,137,500

Illinois 7.2%
Aurora, Illinois Tax Increment Revenue, 4.90%, Due 12/30/11                     350,000          357,875
Chicago, Illinois Board of Education School Reform GO, 6.25%,
Due 12/01/11 (e)                                                                300,000          355,125
Chicago, Illinois Housing Authority Capital Revenue, 5.375%, Due
7/01/13                                                                         550,000          598,812
Cook County, Illinois Cicero School District Number 99 GO,
9.00%, Due 12/01/12 (e)                                                       1,000,000        1,365,000
Illinois DFA Revenue:
     Chicago Charter School Foundation Project, 5.25%, Due
12/01/12                                                                        390,000          406,088
     Community Rehabilitation Providers Facilities Project,
5.70%, Due 7/01/12                                                              330,000          340,725
Mc Henry and Kane Counties, Illinois Community Consolidated
School District Number 158 Capital Appreciation GO - School
Building Project, Zero %, Due 1/01/11 (e)                                     1,000,000          811,250
                                                                                       ------------------
                                                                                               4,234,875
Indiana 0.6%
Indiana Bond Bank Revenue, 4.80%, Due 2/01/13                                   350,000          368,812

Iowa 0.2%
Tobacco Settlement Authority Asset-Backed Revenue, 5.50%, Due
6/01/12                                                                         120,000          125,100

Kansas 1.6%
Kansas DFA First Mortgage Revenue - Hartford Health Facility
Project, 6.125%, Due 4/01/12 (e)                                                160,000          179,800
Manhattan, Kansas Transportation Development District Sales Tax
Revenue, 4.15%, Due 8/01/15                                                     740,000          773,300
                                                                                       ------------------
                                                                                                 953,100
Massachusetts 0.7%
Massachusetts Health and EFA Revenue - Caritas Christi Obligated
Group Project, 5.875%, Due 7/01/08                                              400,000          428,500

Michigan 0.7%
Michigan Hospital Finance Authority Revenue - Saint John
Hospital and Medical Center Project, 6.00%, Due 5/15/10 (e) (f)                 350,000          400,750

Minnesota 0.7%
Minneapolis, Minnesota Hospital Revenue - St. Mary's Hospital
and Rehabilitation Project, 10.00%, Due 6/01/13 (f)                             270,000          347,625
Roseville, Minnesota Independent School District Number 623 GO -
School District Credit Enhancement Program Project, 5.00%, Due
2/01/17 (e)                                                                      75,000           80,906
                                                                                       ------------------
                                                                                                 428,531
Missouri 1.0%
Cape Girardeau County, Missouri IDA Health Care Facilities
Revenue - Southeast Missouri Hospital Association Project,
3.625%, Due 6/01/07                                                             100,000          101,000
Chesterfield, Missouri Tax Increment Revenue Refunding and
Improvement - Chesterfield Valley Project, 4.50%, Due 4/15/16                   500,000          505,235
                                                                                       ------------------
                                                                                                 606,235
Montana 0.6%
Billings, Montana Tax Incremental Urban Renewal Refunding,
3.80%, Due 3/01/08                                                              350,000          349,125

New Jersey 0.9%
New Jersey EDA Cigarette Tax Revenue, 5.625%, Due 6/15/17                       500,000          520,625

New Mexico 1.7%
University of New Mexico Revenue, 5.00%, Due 1/01/16 (e)                        920,000        1,003,950

New York 6.2%
Nassau County, New York Industrial Development Agency Civic
Facility Revenue, 6.875%, Due 7/01/10                                           100,000          103,625
New York Dormitory Authority Revenue, 6.00%, Due 8/15/15 (e)                    500,000          575,000
New York, New York City Industrial Development Agency Civic
Facility Revenue - New York Institute of Technology Project,
5.25%, Due 3/01/18 (e)                                                          800,000          887,000
New York, New York GO, 5.25%, Due 8/01/09:
    Series A, 5.25%, Due 8/01/09                                                550,000          598,813
    Series C, 5.25%, Due 8/01/09                                                500,000          544,375
Tobacco Settlement Financing Corporation Revenue:
    5.00%, Due 6/01/11                                                          110,000          113,575
    5.25%, Due 6/01/13 (e)                                                      500,000          535,625
Triborough Bridge and Tunnel Authority General Purpose Revenue,
5.50%, Due 1/01/17 (f)                                                          250,000          290,312
                                                                                       ------------------
                                                                                               3,648,325
North Carolina 0.8%
North Carolina Medical Care Commission Health Care Housing
Revenue Health Care Housing - ARC Projects, 4.65%, Due 10/01/14                 360,000          364,500
North Carolina Municipal Power Agency Number 1 Catawba Electric
Revenue, 7.25%, Due 1/01/07                                                      95,000          102,481
                                                                                       ------------------
                                                                                                 466,981
North Dakota 0.7%
Mercer County, North Dakota PCR - Antelope Valley Station
Project, 7.20%, Due 6/30/13 (e)                                                 350,000          427,000

Ohio 1.9%
Lakewood, Ohio Hospital Improvement Revenue - Lakewood Hospital
Association Project, 5.50%, Due 2/15/12                                         260,000          286,325
Ohio Higher Educational Facility Commission Revenue, 6.25%, Due
7/01/10                                                                         195,000          225,469
Ohio Refunding and Improvement GO, 6.00%, Due 8/01/10                           500,000          575,625
                                                                                       ------------------
                                                                                               1,087,419
Oklahoma 2.6%
Oklahoma DFA Revenue - Comanche County Hospital Project, 5.35%,
Due 7/01/08                                                                      50,000           52,000
Tulsa, Oklahoma Industrial Authority Revenue Refunding -
University of Tulsa Project, 6.00%, Due 10/01/16 (e)                          1,250,000        1,467,188
                                                                                       ------------------
                                                                                               1,519,188
Pennsylvania 3.4%
Allegheny County, Pennsylvania Redevelopment Authority Revenue -
Pittsburgh Mills Project, 5.10%, Due 7/01/14                                    500,000          516,250
Pennsylvania Convention Center Authority Revenue, 6.70%, Due
9/01/16 (e) (f)                                                                 600,000          732,750
Pennsylvania Higher EFA Health Services Revenue - Allegheny
Delaware Valley Project, 5.70%, Due 11/15/11 (e)                                650,000          719,062
                                                                                       ------------------
                                                                                               1,968,062
Puerto Rico 0.9%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue:
    5.00%, Due 5/15/08                                                          250,000          260,938
    5.75%, Due 7/01/20 (Pre-Refunded to $100 on 7/01/10)                        260,000          283,725
                                                                                       ------------------
                                                                                                 544,663
South Carolina 1.8%
Connector 2000 Association, Inc. Senior Capital Appreciation
Toll Road Revenue - Greenville, South Carolina Southern
Connector Project, Zero %, Due 1/01/32                                          250,000           25,937
Richland County, South Carolina Revenue Refunding -
International Paper Company Project, 4.25%, Due 10/01/07                        250,000          257,188
South Carolina EFA for Private Nonprofit Institutions Revenue -
Benedict College Project, 5.75%, Due 7/01/17 (e)                                700,000          783,027
                                                                                       ------------------
                                                                                               1,066,152
South Dakota 1.2%
Heartland Consumers Power District Electric Revenue, 6.00%, Due
1/01/12 (e)                                                                     600,000          696,750

Texas 6.4%
Bexar County, Texas Revenue - Venue Project, 5.75%, Due 8/15/22
(e)                                                                           1,405,000        1,545,500
Capital Area HFC Revenue, Zero %, Due 1/01/16 (e) (f)                         1,000,000          628,750
Lubbock, Texas Health Facilities Development Corporation Revenue
- St. Joseph Health System Project, 5.25%, Due 7/01/12                          500,000          536,875
Lubbock, Texas Housing Finance Corporation Capital Appreciation
Revenue, Zero %, Due 10/01/15 (f)                                               750,000          489,375
Midtown Redevelopment Authority Tax Incremental Contract
Revenue, 5.00%, Due 1/01/09 (e)                                                 250,000          267,500
Sam Rayburn, Texas Municipal Power Agency Power Supply System
Revenue Refunding, 5.00%, Due 10/01/09 (e)                                      195,000          210,356
Weslaco, Texas Health Facilities Development Corporation
Hospital Revenue - Knapp Medical Center Project, 5.00%, Due
6/01/07                                                                          60,000           61,725
                                                                                       ------------------
                                                                                               3,740,081
Virginia 0.6%
Dinwiddie County, Virginia IDA Lease Revenue - Dinwiddie County
School District Facilities Project, 5.55%, Due 2/01/12                          305,000          322,537

Washington 4.0%
Chelan County, Washington Public Utility District Number 1
Columbia River Rock Island Revenue, Zero %, Due 6/01/18 (e)                     600,000          328,500
Grant County, Washington Public Utility District Number 2
Electric Revenue, 5.25%, Due 1/01/12 (e) (f)                                    310,000          349,138
Snohomish County, Washington Public Hospital District Number 3
GO, 6.00%, Due 6/01/10                                                          400,000          424,500
Spokane, Washington GO, 5.40%, Due 1/01/10                                      300,000          321,375
Vancouver, Washington Water and Sewer Revenue, 4.90%, Due
6/01/10 (e)                                                                     100,000          104,500
Washington GO, 6.40%, Due 6/01/17                                               610,000          745,725
Washington Housing Finance Commission Nonprofit Housing Revenue
Refunding - Crista Ministries Project, 5.35%, Due 7/01/14 (e)                    75,000           77,625
                                                                                       ------------------
                                                                                               2,351,363
Wisconsin 5.0%
Badger Tobacco Asset Securitization Corporation Revenue:
    5.00%, Due 6/01/08                                                          415,000          424,337
    5.00%, Due 6/01/09                                                          435,000          446,419
    6.00%, Due 6/01/17                                                          495,000          499,950
St. Croix Falls, Wisconsin Community Development Authority
Redevelopment Lease Revenue:
    3.95%, Due 12/01/08                                                          70,000           71,750
    4.20%, Due 12/01/09                                                          70,000           72,363
    4.40%, Due 12/01/10                                                          75,000           78,281
Wisconsin Health and EFA Revenue:
    Bell Tower Residence Project, 4.75%, Due 7/01/15 (e)                        890,000          932,275
    Divine Savior Healthcare Project, 4.70%, Due 5/01/08 (e)                    230,000          239,487
    Marshfield Clinic Project, 6.25%, Due 2/15/10                               124,000          138,105
                                                                                       ------------------
                                                                                               2,902,967
Wyoming 0.7%
Weston County, Wyoming PCR Refunding - Black Hills Power, Inc.
Project, 4.80%, Due 10/01/14                                                    425,000          428,719
---------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $43,367,138)                                                      44,126,811
---------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 23.0%
Alabama 2.4%
Birmingham, Alabama Special Care Facility Financing Authority
Revenue - Baptist Medical Centers Health System Project, 4.35%,
Due 11/15/28 (Mandatory Put at $100 on 7/01/06)                                 450,000          451,688
Montgomery, Alabama Baptist Medical Center Special Care
Facilities Financing Authority Revenue - Baptist Health Project
(e):
    Zero %, Due 11/15/12 (Rate Reset at 5.00% Effective 11/15/07)               500,000          476,875
    Zero %, Due 11/15/13 (Rate Reset at 5.00% Effective 11/15/07)               500,000          476,875
                                                                                       ------------------
                                                                                               1,405,438
Colorado 3.7%
Central Platte Valley Metropolitan District of Colorado GO
Refunding, 5.00%, Due 12/01/31 (Mandatory Put at $100 on
12/01/09) (e)                                                                 1,500,000        1,605,000
Northwest Parkway Public Highway Authority Revenue (e):
    Zero %, Due 6/15/12 (Rate Reset at 5.00% Effective 6/15/11)                 245,000          193,550
    Zero %, Due 6/15/16 (Rate Reset at 5.35% Effective 6/15/11)                 450,000          362,812
                                                                                       ------------------
                                                                                               2,161,362
Georgia 1.7%
Fayette County, Georgia School District GO, Zero%, Due 3/01/13
(Rate Reset at 4.05% Effective 9/01/10) (d) (e)                               1,280,000        1,028,800

Illinois 3.6%
Chicago, Illinois Gas Supply Revenue Refunding - Peoples Gas
Light and Coke Project, 4.75%, Due 3/01/30 (Mandatory Put at
$100 on 6/30/14)                                                              1,000,000        1,040,000
Illinois EFA Revenue - Northwestern University Project:
    5.10%, Due 11/01/32 (Mandatory Put at $100 on 11/01/11)                     250,000          274,688
    5.15%, Due 11/01/32 (Mandatory Put at $100 on 11/01/12)                     750,000          827,812
                                                                                       ------------------
                                                                                               2,142,500
Missouri 0.9%
St. Charles County, Missouri IDA MFHR Refunding - Vanderbilt
Apartments Project, 5.00%, Due 2/01/29 (Mandatory Put at $100 on
2/01/09)                                                                        550,000          556,875

New York 2.6%
New York Dormitory Authority Revenue, 5.25%, Due 11/15/23
(Mandatory Put at $100 on 5/15/12)                                              500,000          552,500
New York, New York Transitional Finance Authority Revenue
Refunding, 5.25%, Due 2/01/29 (Mandatory Put at $100 on 2/01/11)                400,000          439,000
New York Urban Development Corporation Correctional and Youth
Facilities Service Revenue, 4.00%, Due 1/01/20 (Mandatory Put at
$100 on 1/01/11)                                                                500,000          516,250
                                                                                       ------------------
                                                                                               1,507,750
Pennsylvania 1.7%
Delaware Valley, Pennsylvania Regional Finance Authority Local
Government Revenue, 3.89%, Due 7/01/27 (Mandatory Put at $100
and Rate Reset Effective 7/01/07) (e)                                           965,000          993,950

Puerto Rico 0.5%
Commonwealth of Puerto Rico Public Finance Corporation Revenue,
5.75%, Due 8/01/27 (Mandatory Put at $100 on 2/01/12) (e)                       250,000          281,250

South Dakota 0.9%
South Dakota Health and EFA Revenue - Sioux Valley Hospitals and
Health Project, 4.85%, Due 11/01/19 (Mandatory Put at $100 on
5/01/06)                                                                        500,000          513,750

Tennessee 1.8%
Shelby County, Tennessee Health, Educational, and Housing
Facilities Board Revenue - Baptist Memorial Healthcare Project,
5.00%, Due 9/01/24 (Mandatory Put at $100 on 10/01/08)                        1,000,000        1,060,000

Texas 1.8%
Cypress-Fairbanks, Texas Independent School District GO Refunding -
5.00%, Due 2/15/22 (Mandatory Put at $100 on 8/15/10) (e)                     1,000,000        1,090,000

Wisconsin 1.4%
Wisconsin Health and EFA Revenue - Milwaukee Institute of Art
and Design Project, 5.00%, Due 1/01/34 (Mandatory Put at $100 on
1/01/10) (e)                                                                    750,000          803,437
---------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $13,400,361)                                        13,545,112
---------------------------------------------------------------------------------------------------------
Swap Options Purchased 0.0%
Five Year 4.87% Interest Rate Swap, Expires 7/14/05                             900,000            2,520
---------------------------------------------------------------------------------------------------------
Total Swap Options Purchased (Cost $18,720)                                                        2,520
---------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 4.1%
Municipal Bonds 0.4%
Arizona 0.0%
Maricopa County, Arizona IDA Hospital Facility Revenue Refunding
- Samaritan Health Services Project, 7.15%, Due 12/01/05 (e) (f)                  5,000            5,206

Colorado 0.4%
Colorado EFA and Cultural Revenue - Nashville Public Radio
Project, 4.50%, Due 4/01/05                                                     230,000          230,614
                                                                                       ------------------
Total Municipal Bonds                                                                            235,820

Variable Rate Municipal Bonds 1.8%
Florida
Brevard County, Florida Health Facilities Authority Revenue
Refunding - Retirement Housing Foundation Project, 5.50%, Due
12/01/28 (Putable at $100 and Rate Reset Effective 3/02/05) (e)               1,050,000        1,050,000

Municipal Money Market Funds 1.9%
Multiple States
Strong Tax-Free Money Fund (c)                                                1,135,000        1,135,000
---------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $2,419,797)                                                 2,420,820
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $59,206,016) 102.3%                                     60,095,263
Other Assets and Liabilities, Net (2.3%)                                                      (1,351,612)
---------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                          $  58,743,651
=========================================================================================================

FUTURES
---------------------------------------------------------------------------------------------------------
                                                                                   Unrealized
                                                             Underlying Face      Appreciation/
                                       Expiration Date       Amount at Value     (Depreciation)
---------------------------------------------------------------------------------------------------------
Sold:
10 Five-Year U.S. Treasury Notes           3/05             $ (1,092,500)         $    (42)
30 Ten-Year U.S. Treasury Notes            3/05               (3,367,969)          (19,971)
5 U.S. Treasury Bonds                      3/05                 (574,219)           (4,553)

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) All or a portion of security is pledged to cover margin requirements on open futures contracts.
(c) Affiliated issuer.
(d) All or a portion of security is when-issued.
(e) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(f) Escrowed to maturity.

For fixed rate bonds, maturity date represents actual maturity. For variable rate bonds, maturity date represents the longer of the next put date or interest adjustment date.

Percentages are stated as a percent of net assets.

ABBREVIATIONS
-------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    -- Bond Anticipation Notes
BP     -- Basis Points
CDA    -- Commercial Development Authority
CDR    -- Commercial Development Revenue
COP    -- Certificates of Participation
DFA    -- Development Finance Authority
EDA    -- Economic Development Authority
EDC    -- Economic Development Corporation
EDFA   -- Economic Development Finance Authority
EDR    -- Economic Development Revenue
EFA    -- Educational Facilities Authority
EXTRAS -- Extendable Rate Adjustable Securities
GO     -- General Obligation
HDA    -- Housing Development Authority
HDC    -- Housing Development Corporation
HFA    -- Housing Finance Authority
HFC    -- Housing Finance Corporation
IBA    -- Industrial Building Authority
IBR    -- Industrial Building Revenue
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDC    -- Industrial Development Corporation
IDFA   -- Industrial Development Finance Authority
IDR    -- Industrial Development Revenue
IFA    -- Investment Finance Authority
MERLOT -- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   -- Multi-Family Housing Revenue
MFMR   -- Multi-Family Mortgage Revenue
PCFA   -- Pollution Control Financing Authority
PCR    -- Pollution Control Revenue
RAN    -- Revenue Anticipation Notes
SFHR   -- Single Family Housing Revenue
SFMR   -- Single Family Mortgage Revenue
TAN    -- Tax Anticipation Notes
TRAN   -- Tax and Revenue Anticipation Notes

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Ultra Short-Term Municipal Income Fund
January 31, 2005 (Unaudited)
                                                                       Shares or
                                                                    Principal Amount         Value
--------------------------------------------------------------------------------------------------------
Municipal Bonds 22.7%
Alabama 0.2%
Alabama 21st Century Authority Tobacco Settlement Revenue,
5.25%, Due 12/01/06                                                     $  1,000,000       $  1,038,750
Shelby County, Alabama Board of Education COP, 2.40%, Due 5/15/06          1,305,000          1,290,319
                                                                                    --------------------
                                                                                              2,329,069
Arkansas 0.5%
Little Rock, Arkansas Airport Revenue Refunding, 3.50%, Due
11/01/08 (g)                                                               2,120,000          2,175,650
Little Rock, Arkansas Collateralized IDR - Lexicon, Inc.
Project, 6.48%, Due 7/01/06 (f)                                            1,695,000          1,703,797
Northwest Arkansas Regional Airport Authority Airport Revenue
Refunding, 4.00% Due 2/01/06 (g)                                             360,000            364,846
                                                                                    --------------------
                                                                                              4,244,293
California 4.6%
Bay Area Government Association Rapid Transit Revenue, 4.875%,
Due 6/15/09 (g)                                                            2,505,000          2,520,055
California Housing Finance Agency Home Mortgage Revenue, 4.70%,
Due 8/01/16 (g)                                                            1,295,000          1,317,662
Golden State Tobacco Securitization Corporation Asset-Backed
Tobacco Settlement Revenue:
    5.125%, Due 6/01/14                                                      345,000            348,171
    5.25%, Due 6/01/15                                                    12,455,000         12,569,586
    5.25%, Due 6/01/16                                                     9,320,000          9,404,066
Pasadena, California Revenue - Huntington Memorial Hospital
Project, 4.25%, Due 12/19/06                                               1,696,928          1,722,382
Santa Rosa, California Rancheria Tachi Yokut Tribe Enterprise
Revenue, 5.00%, Due 3/01/06                                                2,720,000          2,736,483
Tobacco Securitization Authority of Southern California Tobacco
Settlement Revenue:
    5.00%, Due 6/01/07                                                     1,590,000          1,643,663
    5.25%, Due 6/01/27                                                    10,095,000         10,069,762
                                                                                    --------------------
                                                                                             42,331,830
Colorado 0.3%
Arapahoe County, Colorado SFMR - IDK Partners I Trust Pass-Thru
Certificates, 5.25%, Due 11/01/19 (g)                                        252,853            258,542
Colorado Housing and Finance Authority Revenue, 6.60%, Due
5/01/28 (g)                                                                2,245,000          2,354,444
                                                                                    --------------------
                                                                                              2,612,986
Florida 0.6%
Hillsborough County, Florida Aviation Authority Revenue
Refunding - Tampa International Airport Project, 5.75%, Due
10/01/07 (g)                                                               3,170,000          3,360,200
Pasco County, Florida Solid Waste Disposal and Resource Recovery
System Revenue, 5.75%, Due 4/01/06 (g)                                     1,000,000          1,035,000
St. Johns River Management District Land Acquisition Revenue
Refunding, 5.10%, Due 7/01/09 (g)                                          1,000,000          1,011,770
                                                                                    --------------------
                                                                                              5,406,970
Illinois 0.1%
Coles and Clark Counties, Illinois Lake Land Community College
District Number 517 Go, 3.55%, Due 12/01/06                                  300,000            303,750
Northern Cook County, Illinois Solid Waste Agency Contract
Revenue, 5.15%, Due 5/01/06 (g) (h)                                          545,000            559,879
                                                                                    --------------------
                                                                                                863,629
Kentucky 0.4%
Muhlenberg County, Kentucky Hospital Revenue Refunding -
Muhlenberg Community Hospital Project, 6.75%, Due 7/01/10                  3,525,000          3,692,437

Louisiana 0.7%
Orleans Parish, Louisiana School Board Revenue, 5.71%, Due
8/20/07 (f)                                                                6,075,000          6,295,219

Massachusetts 0.6%
Massachusetts Health and EFA Revenue - Caritas Christi Obligated
Group Project:
    5.25%, Due 7/01/06                                                     3,650,000          3,741,250
    5.875%, Due 7/01/08                                                    1,240,000          1,328,350
Massachusetts Industrial Finance Agency Resources Recovery
Revenue Refunding - Ogden Haverhill Project, 4.95%, Due 12/01/06             500,000            512,500
                                                                                    --------------------
                                                                                              5,582,100
Michigan 0.9%
Suburban Mobility Authority Regional Transportation COP, 4.90%,
Due 8/15/07                                                                8,657,883          8,776,929

Mississippi 0.3%
Adams County, Mississippi PCR - International Paper Company
Project, 5.625%, Due 11/15/06                                              2,350,000          2,377,354

Missouri 2.3%
Hazelwood, Missouri IDA Tax Increment Revenue Refunding -
Missouri Bottom Road Development Project:
    3.00%, Due 8/01/13                                                     6,660,000          6,633,493
    3.875%, Due 8/01/18                                                    5,200,000          5,141,500
Missouri Health and EFA Lease Revenue - SSM Health Care
Corporation Project, 3.09%, Due 7/15/08                                    6,979,218          7,049,010
Missouri Higher Education Loan Authority Student Loan Revenue,
6.50%, Due 2/15/06                                                         1,425,000          1,464,487
St. Charles, Missouri School District GO Refunding, Zero %, Due
3/01/06                                                                      850,000            825,129
                                                                                    --------------------
                                                                                             21,113,619
Nebraska 0.2%
Omaha Tribe of Nebraska Public Improvements Authority GO, 7.50%,
Due 6/01/09 (f)                                                            1,510,000          1,518,048

New Jersey 0.5%
New Jersey EDA Cigarette Tax Revenue, 5.625%, Due 6/15/17                  4,300,000          4,477,375
Tobacco Settlement Financing Corporation Revenue, 4.375%, Due
6/01/19                                                                      555,000            554,306
                                                                                    --------------------
                                                                                              5,031,681
New Mexico 0.3%
Alamogordo, New Mexico Revenue - Gerald Champion Memorial
Hospital Project, 5.00%, Due 1/01/08                                       3,045,000          3,155,381

New York 6.3%
Monroe Newpower Corporation Power Facilities Revenue, 3.30%, Due
1/01/09                                                                    2,055,000          2,057,569
New York Convention Center Operating Corporation COP - Yale
Building Acquisition Project:
    Zero %, Due 6/01/08                                                    8,750,000          7,557,813
    5.25%, Due 6/01/08                                                     1,000,000          1,031,250
New York, New York Industrial Development Agency Civic Facility
Revenue - Polytechnic University Project, 5.125%, Due 11/01/06             1,000,000            997,500
Tobacco Settlement Financing Corporation Revenue:
    5.00%, Due 6/01/09                                                     7,530,000          7,563,207
    5.00%, Due 6/01/10                                                    26,745,000         26,991,589
    5.25%, Due 6/01/12                                                     4,060,000          4,202,100
    5.50%, Due 6/01/10                                                     3,000,000          3,033,000
TSASC, Inc. Revenue, 5.25%, Due 7/15/10                                    4,660,000          4,718,017
                                                                                    --------------------
                                                                                             58,152,045
North Dakota 0.1%
North Dakota Housing Finance Agency Revenue - Housing Finance
Project, 4.60%, Due 1/01/23                                                  680,000            685,950

Ohio 0.1%
Lakewood, Ohio Hospital Improvement Revenue - Lakewood Hospital
Association Project, 5.00%, Due 2/15/06                                      825,000            840,642

Oklahoma 0.2%
Ellis County, Oklahoma Industrial Authority IDR - WB Johnston
Grain Shattuck Project:
    5.00%, Due 8/01/08                                                     1,000,000          1,020,000
    7.00%, Due 8/01/13                                                       885,000            941,419
                                                                                    --------------------
                                                                                              1,961,419
Oregon 0.3%
Western Lane Hospital District Oregon Hospital Facility
Authority Revenue Refunding, 5.625%, Due 8/01/07 (g)                       2,460,000          2,514,981

Pennsylvania 0.6%
Lebanon County, Pennsylvania Health Facilities Authority
Hospital Revenue - Good Samaritan Hospital Project, 3.50%, Due
11/15/07                                                                     535,000            542,356
Pittsburgh, Pennsylvania Urban Redevelopment Authority Mortgage
Revenue, 5.15%, Due 4/01/21 (g)                                              350,000            350,840
Sayre, Pennsylvania Health Care Facilities Authority Revenue -
Guthrie Healthcare System Project, 5.50%, Due 12/01/06                     1,500,000          1,563,750
Washington County, Pennsylvania IDA Revenue - Children's Home of
Pittsburgh Project, 4.00%, Due 6/15/08                                     2,825,000          2,821,469
                                                                                    --------------------
                                                                                              5,278,415
South Carolina 0.1%
York County, South Carolina PCR - Bowater, Inc. Project, 7.625%,
Due 3/01/06                                                                1,000,000          1,032,040

South Dakota 0.0%
South Dakota EDFA EDR - Angus Project:
    3.25%, Due 4/01/06                                                       235,000            235,881
    3.75%, Due 4/01/07                                                       245,000            249,594
                                                                                    --------------------
                                                                                                485,475
Tennessee 0.1%
Jackson, Tennessee Hospital Revenue Refunding & Improvement,
5.30%, Due 4/01/06                                                         1,000,000          1,024,340

Utah 0.3%
Eagle Mountain, Utah Special Improvement District Number 98-3
Special Assessment, 5.50%, Due 12/15/08                                    1,879,000          1,884,487
Utah Finance Agency SFMR, 6.00%, Due 1/01/31                                 770,000            790,212
                                                                                    --------------------
                                                                                              2,674,699
Vermont 0.0%
Vermont Housing Finance Agency SFHR, 4.00%, Due 5/01/06 (g)                  335,000            337,094

Virginia 1.9%
Lunenburg County, Virginia GO, 3.50%, Due 2/01/06                          4,000,000          4,018,440
Lynchburg, Virginia Public Improvement BAN, 3.00%, Due 6/01/06             1,500,000          1,503,555
Pittsylvania County, Virginia IDA Exempt Facility Revenue -
Multitrade of Pittsylvania Project:
    7.45%, Due 1/01/09                                                     3,800,000          3,949,492
    7.50%, Due 1/01/14                                                     7,700,000          8,004,381
                                                                                    --------------------
                                                                                             17,475,868
Washington 0.1%
Washington Public Power Supply System Nuclear Project Number 3
Revenue Refunding, Zero %, Due 7/01/06 (g)                                   750,000            724,687

Wisconsin 0.1%
Badger Tobacco Asset Securitization Corporation Revenue:
    5.25%, Due 6/01/07                                                       600,000            617,250
    5.50%, Due 6/01/06                                                       680,000            697,850
                                                                                    --------------------
                                                                                              1,315,100
--------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $208,603,469)                                                   209,834,300
--------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 14.0%
Alabama 1.9%
Birmingham, Alabama Baptist Medical Center Special Care
Facilities Financing Authority Revenue - Baptist Health System
Project, 4.35%, Due 11/15/16 (Mandatory Put at $100 on 7/01/06)           17,815,000         17,904,075

Arizona 0.3%
Mohave County, Arizona IDA IDR - Citizens Utilities Company
Project, 4.75%, Due 8/01/20 (Mandatory Put at $100 on 8/01/07)             1,325,000          1,286,906
Santa Cruz County, Arizona IDA IDR - Citizens Utility Company
Project, 4.75%, Due 8/01/20 (Mandatory Put at $100 on 8/01/07)             1,000,000            972,500
                                                                                    --------------------
                                                                                              2,259,406
Illinois 2.9%
Aurora, Illinois MFHR - Covey Fox Valley Apartments Project,
5.30%, Due 11/01/27 (Mandatory Put at $100 on 11/01/07)                   11,000,000         11,330,770
Eureka, Illinois Educational Facilities Revenue - Eureka College
Project, 7.00%, Due 1/01/19 (Mandatory Put at $100 on 1/01/07)             3,330,000          3,330,266
Illinois Health Facilities Authority Revenue - Hospital Sisters
Services, Inc. Project, 4.00%, Due 12/01/22 (Mandatory Put at
$100 on 11/30/06) (g)                                                     12,000,000         12,255,000
                                                                                    --------------------
                                                                                             26,916,036
Kentucky 0.0%
Covington, Kentucky IBR Refunding and Improvement - Allen and
Allen Project, 4.25%, Due 9/01/16 (Putable at $100 on 9/01/06)
(g)                                                                          145,000            147,719

Louisiana 3.3%
Louisiana Public Facilities Authority MFHR Refunding - Whitten
Foundation Project (Mandatory Put at $100 on 6/01/07; Subject to
Remarketing) (f):
    Zero %, Due 8/01/32                                                   19,015,000          2,852,250
    4.00%, Due 8/01/32                                                    35,000,000         28,000,000
                                                                                    --------------------
                                                                                             30,852,250
Massachusetts 0.4%
Boston, Massachusetts IDFA Revenue - Pilot Seafood Project,
5.875%, Due 4/01/30 (Mandatory Put at $100 on 4/01/07) (g)                 3,840,000          3,945,600

Mississippi 0.5%
Mississippi Hospital Equipment and Facilities Authority Revenue
- Baptist Memorial Health Project, 3.50%, Due 9/01/22 (Mandatory
Put at $100 on 10/01/06)                                                   4,500,000          4,539,375

Pennsylvania 1.3%
Pennsylvania Housing Finance Agency SFMR, 2.36%, Due 6/01/08
(Rate Reset Effective 2/09/05) (g)                                        11,769,231         11,769,231

Rhode Island 0.2%
Rhode Island Industrial Facilities Corporation Solid Waste
Disposal Revenue - Waste Management, Inc. Project, 2.75%, Due
4/01/16 (Mandatory Put at $100 on 4/01/06)                                 2,000,000          1,982,500

Tennessee 0.4%
Shelby County, Tennessee Health, Educational, and Housing
Facilities Board Revenue - Baptist Memorial Healthcare Project,
5.00%, Due 9/01/24 (Mandatory Put at $100 on 10/01/08)                     3,000,000          3,180,000

Texas 0.7%
Brazos River Authority Collateralized PCR Refunding - Texas
Utilities Electric Company Project, 5.05%, Due 6/01/30
(Mandatory Put at $100 on 6/19/06)                                         3,390,000          3,483,225
Brazos River Authority PCR Refunding - Texas Utilities Electric
Company Project, 5.40%, Due 4/01/30 (Mandatory Put at $100 on
5/01/06)                                                                   1,000,000          1,028,750
Northside Independent School District GO, 2.50%, Due 6/15/33
(Mandatory Put at $100 on 6/15/06)                                         1,890,000          1,886,239
                                                                                    --------------------
                                                                                              6,398,214
West Virginia 1.1%
Putnam County, West Virginia PCR Refunding - Appalachian Power
Company Project, 2.80%, Due 5/01/19 (Mandatory Put at $100 on
11/01/06)                                                                 10,500,000         10,473,750

Wisconsin 0.5%
Milwaukee, Wisconsin IDR - Air Wisconsin Airlines Corporation
Project, 2.50%, Due 11/01/33 (Mandatory Put at $100 on 5/01/06)
(g)                                                                        4,275,000          4,221,562

Multiple States 0.5%
MMA Financial CDD Senior Securitization Trust Beacon Lakes
Pass-Thru Trust, 3.375%, Due 11/01/08 (g)                                  5,000,000          4,987,500
--------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $150,503,408)                                     129,577,218
--------------------------------------------------------------------------------------------------------
Taxable Municipal Bonds 0.1%
South Carolina
Tobacco Settlement Management Authority Revenue, 7.666%, Due
5/15/16                                                                    1,405,415          1,449,334
--------------------------------------------------------------------------------------------------------
Total Taxable Municipal Bonds (Cost $1,415,716)                                               1,449,334
--------------------------------------------------------------------------------------------------------
Swap Options Purchased 0.0%
Five Year 4.87% Interest Rate Swap, Expires 7/14/05                       15,000,000             42,000
--------------------------------------------------------------------------------------------------------
Total Swap Options Purchased (Cost $312,000)                                                     42,000
--------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 62.6%
Municipal Bonds 18.1%
Alabama 0.0%
Alabama 21st Century Authority Tobacco Settlement Revenue,
5.125%, Due 12/01/05                                                         225,000            230,456

Arizona 0.1%
Pascua Yaqui Tribe Government Facilities Revenue, 5.20%, Due
1/01/06 (g)                                                                1,250,000          1,276,888

California 0.1%
Tobacco Securitization Authority of Southern California Tobacco
Settlement Revenue, 4.00%, Due 6/01/05                                       500,000            501,670

Colorado 0.3%
Colorado Health Facilities Authority Revenue - Evangelical
Lutheran Project, 3.05%, Due 10/01/05                                      1,000,000          1,004,280
El Paso County, Colorado School District Number 20 GO, 7.15%,
Due 12/15/05 (g) (h)                                                         625,000            636,875
Garfield County, Colorado Hospital Revenue - Valley View
Hospital Association Project, 2.50%, Due 5/15/05 (g)                         725,000            724,956
                                                                                    --------------------
                                                                                              2,366,111
Florida 0.2%
Miami Beach, Florida Health Facilities Authority Hospital
Revenue Refunding - Mount Sinai Medical Center Project, 5.50%,
Due 11/15/05                                                               2,030,000          2,036,455

Illinois 0.8%
Chicago, Illinois O'Hare International Airport Revenue
Refunding, 4.90%, Due 1/01/06 (g)                                            645,000            653,075
Chicago, Illinois Tax Increment - Chatham Ridge Redevelopment
Project, 4.05%, Due 12/15/05                                                 380,000            378,609
Coles and Clark Counties, Illinois Lake Land Community College
District Number 517 Go, 3.55%, Due 12/01/05                                1,400,000          1,411,018
Cook County, Illinois Bellwood School District Number 88 Tax
Anticipation Warrants, 2.50%, Due 2/01/05                                  2,305,000          2,305,000
Hoffman Estates, Illinois Tax Increment Capital Appreciation
Revenue, Zero %, Due 5/15/05                                               2,600,000          2,575,196
                                                                                    --------------------
                                                                                              7,322,898
Iowa 0.3%
Ames, Iowa Hospital Revenue Refunding - Mary Greeley Medical
Center Project, 3.00%, Due 6/15/05 (g)                                       500,000            501,620
Cedar Rapids, Iowa First Mortgage Revenue - Cottage Grove Place
Project, 5.30%, Due 7/01/05 (f)                                              145,000            144,472
Iowa Higher Education Loan Authority RAN - Clarke College
Project, 3.65%, Due 5/24/05                                                2,475,000          2,480,049
                                                                                    --------------------
                                                                                              3,126,141
Kansas 0.5%
Kansas Independent College Finance Authority RAN:
    Baker University Project, 3.90%, Due 5/02/05                           2,000,000          2,000,440
    Benedictine College Project, 3.90%, Due 5/02/05                        1,500,000          1,500,330
    Bethel College Project, 3.90%, Due 5/02/05                               700,000            700,154
    Southwestern College Project, 3.90%, Due 5/02/05                         800,000            800,176
                                                                                    --------------------
                                                                                              5,001,100
Massachusetts 4.6%
Berkshire Regal Transit Authority RAN, 3.00%, Due 9/16/05                  3,195,000          3,208,483
Massachusetts Health and EFA Revenue - Berkshire Health System
Project, 4.50%, Due 10/01/05                                                 435,000            438,967
Massachusetts Health and EFA Revenue - Caritas Christi Obligated
Group Project, 5.25%, Due 7/01/05                                          4,930,000          4,955,981
Massachusetts Industrial Finance Agency Resource Recovery
Revenue Refunding - Massachusetts Refusetech, Inc. Project,
6.30%, Due 7/01/05                                                         4,205,000          4,260,254
Montachusett, Massachusetts Regional Transit Authority RAN,
3.00%, Due 6/17/05                                                         7,200,000          7,199,208
Pioneer Valley Mass Transit Authority RAN, 3.50%, Due 8/05/05              9,500,000          9,543,415
Worcester, Massachusetts Regional Transport Authority RAN,
3.00%, Due 6/30/05                                                        12,600,000         12,607,812
                                                                                    --------------------
                                                                                             42,214,120
Michigan 0.1%
Michigan Hospital Finance Authority Revenue - Henry Ford Health
System Project, 5.00%, Due 3/01/05                                         1,000,000          1,002,230

Mississippi 0.2%
Biloxi, Mississippi Housing Authority MFHR - Bayview Place
Estates Project, 4.50%, Due 9/01/05 (b)                                    2,000,000          2,015,060

Missouri 1.8%
Missouri Health & EFA RAN, 3.00%, Due 4/22/05                              2,500,000          2,499,200
Missouri Health & EFA School District Advance Funding Program -
St. Louis School District Project, 3.25%, Due 11/14/05                    14,000,000         14,123,097
                                                                                    --------------------
                                                                                             16,622,297
Nebraska 0.2%
Energy America Nebraska Natural Gas Revenue - Nebraska Public
Gas Agency Project, 5.10%, Due 10/15/05 (f)                                1,388,488          1,394,542

Nevada 0.5%
Clark County, Nevada Passenger Facility Charge Revenue - Las
Vegas/McCarran International Airport Project, 6.00%, Due 7/01/17
(Pre-Refunded at $102 on 7/01/05) (g)                                      4,000,000          4,138,480

New Hampshire 0.7%
New Hampshire Health and EFA RAN - Colby College Project, 2.50%,
Due 4/28/05:
    Series B                                                               2,000,000          1,999,440
    Series E                                                               1,600,000          1,599,552
    Series F                                                               2,645,000          2,644,259
                                                                                    --------------------
                                                                                              6,243,251
New Jersey 0.9%
Bayonne, New Jersey BAN, 3.00%, Due 7/01/05                                5,493,000          5,497,120
Bayonne, New Jersey Parking Authority Guaranteed Revenue -
Parking Project, 2.50%, Due 5/12/05                                        2,800,000          2,801,316
                                                                                    --------------------
                                                                                              8,298,436
New York 1.0%
Albany, New York City School District BAN, 3.00%, Due 8/26/05              7,000,000          7,002,870
Bethlehem, New York Water System Refunding, 5.00%, Due 3/01/05
(g)                                                                          565,000            566,254
Dutchess County, New York Industrial Development Agency Civic
Facility Revenue Refunding - Marist College Project, 2.75%, Due
7/01/05                                                                    1,055,000          1,056,561
New York, New York GO, 5.625%, Due 4/15/05 (g):
    Prerefunded Balance                                                      210,000            211,554
    Unrefunded Balance                                                        65,000             65,478
                                                                                    --------------------
                                                                                              8,902,717
Ohio 2.4%
Field, Ohio Local School District BAN:
    3.20%, Due 6/28/05                                                     8,000,000          8,015,920
    3.25%, Due 6/28/05                                                     2,000,000          2,006,060
Gateway EDC of Greater Cleveland Excise Tax Revenue Refunding,
2.75%, Due 9/01/05 (f)                                                     6,020,000          5,985,566
Lakewood, Ohio Hospital Improvement Revenue - Lakewood Hospital
Association Project, 5.00%, Due 2/15/05                                    1,000,000          1,000,850
Lorain, Ohio Improvement GO, 2.75%, Due 3/17/05                            2,000,000          1,997,800
Monroe, Ohio BAN, 2.50%, Due 8/24/05                                       2,500,000          2,498,750
Youngstown, Ohio City School District Energy Conservation
Measures, 6.80%, Due 3/15/05                                                 375,000            376,605
                                                                                    --------------------
                                                                                             21,881,551
Pennsylvania 0.3%
Berks County, Pennsylvania Municipal Authority College Revenue -
Albright College Project, 2.75%, Due 10/01/05                              1,110,000          1,106,459
Philadelphia, Pennsylvania Authority for IDR Refunding - Ashland
Oil, Inc. Project, 5.70%, Due 6/01/05                                      1,000,000          1,009,960
Sayre, Pennsylvania Health Care Facilities Authority Revenue -
Guthrie Healthcare System Project, 5.50%, Due 12/01/05                     1,000,000          1,023,230
                                                                                    --------------------
                                                                                              3,139,649
Puerto Rico 0.0%
Puerto Rico Industrial Tourist Educational, Medical and
Environmental Control Facilities Revenue - Ana G. Mendez
University System Project, 5.00%, Due 2/01/05                                325,000            325,000

South Carolina 1.4%
Charleston County, South Carolina Hospital Facilities Revenue -
Medical Society Health Project, 5.50%, Due 10/01/05 (g) (h)                2,790,000          2,853,724
Greenville Hospital System Hospital Facilities Revenue, 5.10%,
Due 5/01/05                                                                3,080,000          3,100,728
York County, South Carolina PCR, 2.15%, Due 2/08/05                        7,350,000          7,350,000
                                                                                    --------------------
                                                                                             13,304,452
South Dakota 0.0%
South Dakota EDFA EDR - Angus Project, 3.00%, Due 4/01/05                    230,000            230,281

Texas 0.0%
Falcons Lair, Texas Utility and Reclamation District COP, 6.25%,
Due 10/15/04 (d) (f)                                                         500,000            125,000

Utah 0.6%
Ogden Neighborhood Development Agency Tax Increment Capital
Appreciation Revenue (g):
   25th Street Project, Zero %, Due 12/30/05                               4,265,000          4,171,341
   Washington Boulevard Project, Zero %, Due 12/30/05                        815,000            797,103
Salt Lake City Granite School District, Utah GO, 4.60%, Due
8/15/05                                                                      206,138            208,406
                                                                                    --------------------
                                                                                              5,176,850
Virgin Islands 0.1%
Virgin Islands Public Finance Authority Revenue, 6.00%, Due
10/01/05                                                                   1,140,000          1,156,450

Wisconsin 1.0%
Badger Tobacco Asset Securitization Corporation Revenue, 5.50%,
Due 6/01/05                                                                2,000,000          2,015,380
Monroe, Wisconsin School District TRAN, 3.00%, Due 10/28/05                4,650,000          4,670,321
Sparta, Wisconsin Area School District Tax and RAN, 3.00%, Due
10/14/05                                                                   1,900,000          1,912,974
Wisconsin Housing and EDA EDR, 3.60%, Due 5/01/05 (g)                        755,000            756,329
                                                                                    --------------------
                                                                                              9,355,004
                                                                                    --------------------
Total Municipal Bonds                                                                       167,387,089

Variable Rate Municipal Bonds 42.7%
Alabama 0.1%
Chatom, Alabama IDB PCR Refunding - Alabama Electric Cooperative
Project, 1.90%, Due 12/01/24 (Putable at $100 and Rate Reset
Effective 2/23/05)                                                         1,250,000          1,250,000

Arizona 2.6%
Maricopa County, Arizona Pollution Control Corporation PCR -
Public Service Company Project, 1.95%, Due 5/01/29 (Mandatory
Put at $100 on 3/01/05)                                                   15,500,000         15,491,010
Maricopa County, Arizona Pollution Control Corporation PCR
Refunding - El Paso Electric Company Project, 6.25%, Due 5/01/37
(Mandatory Put at $100 on 8/01/05)                                         8,300,000          8,451,973
                                                                                    --------------------
                                                                                             23,942,983
Arkansas 0.3%
Arkansas DFA Facilities Revenue - Waste Management Project,
2.85%, Due 8/01/21 (Mandatory Put at $100 on 8/01/05)                      2,500,000          2,493,925
Pope County, Arkansas Revenue Refunding - Entergy Arkansas, Inc.
Project, 5.05%, Due 9/01/28 (Mandatory Put at $100 on 9/01/05)               525,000            530,954
                                                                                    --------------------
                                                                                              3,024,879
California 4.7%
California GO, 1.95%, Due 5/01/33 (Putable at $100 and Rate
Reset Effective 2/10/05)                                                   5,000,000          4,999,850
California SAVR, 1.95%, Due 5/01/33 (Putable at $100 and Rate
Reset Effective 4/15/05)                                                  10,000,000         10,000,000
California Statewide Communities Development Authority COP (g):
    Eskaton Properties, Inc. Project, 4.80%, Due 5/15/29
(Putable at $100 and Rate Reset Effective 2/10/05)                        18,950,000         18,950,000
    Retirement Housing Foundation Project, 5.25%, Due 12/01/28
(Putable at $100 and Rate Reset Effective 3/02/05)                         9,550,000          9,550,000
                                                                                    --------------------
                                                                                             43,499,850
Colorado 0.9%
Adams County, Colorado MFHR Refunding - Brittany Station
Project, 5.40%, Due 9/01/25 (Mandatory Put at $100 on 9/01/05)
(b) (g)                                                                    3,300,000          3,350,688
Garfield County, Colorado Hospital Revenue - Valley View
Hospital Project, 1.90%, Due 5/15/33 (Putable at $100 and Rate
Reset Effective 2/11/05) (g)                                               2,800,000          2,800,000
Tower Metropolitan District of Colorado Refunding and
Improvement GO, 4.00%, Due 12/01/30 (Mandatory Put at $100 on
11/30/05) (g)                                                              1,930,000          1,947,602
                                                                                    --------------------
                                                                                              8,098,290
Florida 4.7%
Brevard County, Florida Health Facilities Authority Revenue
Refunding - Retirement Housing Foundation Project, 5.50%, Due
12/01/28 (Putable at $100 and Rate Reset Effective 3/02/05) (g)            4,400,000          4,400,000
Capital Trust Agency Revenue - Seminole Tribe Resort Project,
2.50%, Due 10/01/33 (Putable at $100 and Rate Reset Effective
2/08/05) (g)                                                              20,200,000         20,200,000
Highlands County, Florida Health Facility Authority Revenue,
1.85%, Due 11/15/34 (Putable at $100 and Rate Reset Effective
2/16/05)                                                                   4,000,000          4,000,000
Orange County, Florida Health Facilities Authority Revenue,
1.90%, Due 10/08/26 (Putable at $100 and Rate Reset Effective
2/10/05) (g)                                                               6,650,000          6,650,000
Volusia County, Florida IDA Revenue Refunding - Retirement
Housing Foundation Project, 5.50%, Due 12/01/28 (Putable at $100
and Rate Reset Effective 3/02/05) (g)                                      8,500,000          8,500,000
                                                                                    --------------------
                                                                                             43,750,000
Georgia 0.2%
Heard County, Georgia Development Authority PCR - Wansley
Project, 1.95%, Due 9/01/29 (Putable at $100 and Rate Reset
Effective 2/23/05)                                                         2,146,000          2,146,000

Illinois 2.2%
Lakemoor, Illinois MFHR - Lakemoor Apartments Project, 2.08%,
Due 12/01/20 (Putable at $100 and Rate Reset Effective 2/08/05)           20,000,000         20,000,000

Indiana 2.3%
Anderson, Indiana MFHR - Cross Lakes Apartments Project, 5.50%,
Due 7/01/33 (Mandatory Put at $100 on 5/01/05; Subject to
Remarketing) (f)                                                           8,080,000          7,211,400
Clarksville Industry Revenue Refunding - Retirement Housing
Foundation Project, 4.49%, Due 12/01/25 (Putable at $100 and
Rate Reset Effective 3/02/05) (g)                                          3,550,000          3,550,000
Indiana DFA Solid Waste Disposal Revenue - Waste Management,
Inc. Project, 2.70%, Due 10/01/31 (Mandatory Put at $100 on
10/01/05)                                                                  2,000,000          1,993,980
Indianapolis, Indiana MFHR - Covered Bridge Project, 5.50%, Due
3/01/31 (Mandatory Put at $100 on 5/01/05; Subject to
Remarketing) (f)                                                           9,465,000          8,920,763
                                                                                    --------------------
                                                                                             21,676,143
Kansas 0.7%
Burlington, Kansas Environmental Improvement Revenue Refunding -
Kansas City Power & Light Company Project, 2.38%, Due 10/01/17
(Mandatory Put at $100 on 9/01/05)                                         6,250,000          6,232,500

Kentucky 0.7%
Hopkinsville, Kentucky IDR - Douglas Autotech Corporation
Project, 4.74%, Due 4/01/15 (Putable at $100 and Rate Reset
Effective 2/09/05) (g)                                                     4,900,000          4,900,000
Kentucky EDFA Revenue Refunding - Retirement Housing Foundation
Project, 5.00%, Due 12/01/28 (Putable at $100 and Rate Reset
Effective 3/02/05) (g)                                                     1,500,000          1,500,000
                                                                                    --------------------
                                                                                              6,400,000
Louisiana 1.5%
Calcasieu Parish, Louisiana Memorial Hospital Service District
Hospital Revenue - Lake Charles Memorial Hospital Project,
2.60%, Due 12/01/18 (Putable at $100 and Rate Reset Effective
3/02/05) (g)                                                               9,825,000          9,825,000
St. Charles Parish, Louisiana PCR Refunding, 4.90%, Due 6/01/30
(Mandatory Put at $100 on 6/01/05)                                         4,000,000          4,024,320
                                                                                    --------------------
                                                                                             13,849,320
Michigan 0.2%
Grand Rapids, Charter Township, Michigan EDC Revenue - Porter
Hills Obligation Group Project, 1.99%, Due 7/01/33 (Putable at
$100 and Rate Reset Effective 2/10/05) (g)                                 2,100,000          2,100,000

Minnesota 0.0%
Canby, Minnesota Community Hospital District Number 1 Revenue -
Sioux Valley Hospitals & Health Project, 2.15%, Due 11/01/26
(Putable at $100 and Rate Reset Effective 2/08/05)                            95,000             95,000
Eagan, Minnesota MFHR, 1.89%, Due 12/01/29 (Putable at $100 and
Rate Reset Effective 2/08/05) (g)                                            100,000            100,000
Minneapolis & St. Paul, Minnesota Metropolitan Airports
Commission Airport Revenue, 1.89%, Due 1/01/25 (Putable at $100
and Rate Reset Effective 2/08/05) (g)                                        100,000            100,000
                                                                                    --------------------
                                                                                                295,000
Missouri 0.2%
St. Joseph, Missouri IDA IDR - Albaugh, Inc. Project, 2.20%, Due
11/01/19 (Putable at $100 and Rate Reset Effective 2/08/05) (g)            2,000,000          2,000,000

Mississippi 1.8%
Mississippi Hospital Equipment and Facilities Authority Revenue
- Baptist Memorial Health Project, 3.00%, Due 9/01/18 (Mandatory
Put at $100 on 10/01/05)                                                  10,000,000         10,034,300
Mississippi Regional Housing Authority Number 8 MFHR - Magnolia
Park Apartments Project, 2.15%, Due 3/01/30 (Mandatory Put at
$100 on 9/01/05) (g)                                                       6,200,000          6,197,830
                                                                                    --------------------
                                                                                             16,232,130
New Hampshire 1.0%
New Hampshire Business Finance Authority PCR Refunding, 2.05%,
Due 7/01/27 (Mandatory Put at $100 on 2/01/05)                             9,000,000          9,000,000

New Mexico 2.0%
Pueblo of Sandia, New Mexico Revenue, 3.84%, Due 3/01/15
(Putable at $100 and Rate Reset Effective 2/10/05)                        18,045,000         18,045,000

New York 1.0%
New York Dormitory Authority Revenue - Sisters of Charity
Hospital Project, 1.90%, Due 11/01/18 (Putable at $100 and Rate
Reset Effective 2/23/05) (g)                                               9,075,000          9,075,000

North Dakota 0.1%
Underwood, North Dakota PCR - United Power Association Project,
1.85%, Due 8/01/08 (Putable at $100 and Rate Reset Effective
3/02/05)                                                                     600,000            600,000

Ohio 1.4%
Gateway EDC of Greater Cleveland Stadium Revenue Refunding,
3.07%, Due 9/15/14 (Putable at $100 and Rate Reset Effective
3/15/05)                                                                   1,000,000          1,000,000
Ohio Air Quality Development Authority PCR Refunding:
    Pennsylvania Power Company Project, 3.375%, Due 1/01/29
(Mandatory Put at $100 on 7/01/05)                                         1,500,000          1,496,835
    Toledo Edison Company Project, 3.10%, Due 9/01/33 (Mandatory
Put at $100 on 9/01/05)                                                    2,850,000          2,841,051
Ohio Water Development Authority Facilities PCR Refunding - Ohio
Edison Company Project, 3.35%, Due 6/01/33 (Mandatory Put at
$100 on 12/01/05)                                                          7,600,000          7,612,768
                                                                                    --------------------
                                                                                             12,950,654
Oklahoma 0.6%
Tulsa, Oklahoma Industrial Authority Revenue - St. Johns
Physicians Project, 1.90%, Due 11/01/14 (Mandatory Put at $100
on 5/01/05)                                                                5,740,000          5,740,000

Oregon 2.5%
Gilliam County, Oregon Solid Waste Disposal Revenue - Waste
Management Project, 2.50%, Due 7/01/29 (Mandatory Put at $100 on
5/01/05)                                                                   3,000,000          2,993,430
Medford, Oregon Hospital Facilities Authority Revenue Refunding
- Rogue Valley Manor Project, 1.98%, Due 8/15/32 (Putable at
$100 and Rate Reset Effective 2/23/05) (g)                                12,450,000         12,450,000
Oregon EDR - Toyo Tanso USA, Inc. Project, 4.25%, Due 2/01/12
(Putable at $100 and Rate Reset Effective 2/10/05) (g)                     6,000,000          6,000,000
Port of Portland, Oregon Terminal Facilities Revenue - Union
Pacific Railroad Company Project, 3.20%, Due 12/01/06 (Mandatory
Put at $100 on 12/01/05)                                                   1,500,000          1,499,100
                                                                                    --------------------
                                                                                             22,942,530
Pennsylvania 1.4%
Dauphin County, Pennsylvania General Authority Revenue, 1.80%,
Due 6/01/26 (Mandatory Put at $100 on 6/01/05)                             2,000,000          1,997,220
Pennsylvania Higher EFA Revenue, 1.95%, Due 12/01/33 (Putable at
$100 and Rate Reset Effective 2/04/05)                                    11,000,000         11,000,000
                                                                                    --------------------
                                                                                             12,997,220
Puerto Rico 1.7%
Commonwealth of Puerto Rico Infrastructure Financing Authority
Special Obligation, 2.49%, Due 10/01/40 (Putable at $100 and
Rate Reset Effective 2/02/05) (h)                                         16,100,000         16,100,000

South Carolina 0.4%
York County, South Carolina PCR, 1.92%, Due 9/15/24 (Putable at
$100 and Rate Reset Effective 3/02/05)                                     3,450,000          3,450,000

South Dakota 2.6%
Aberdeen, South Dakota EDR - Presentation College Project,
2.60%, Due 5/01/29 (Putable at $100 and Rate Reset Effective
5/02/05) (g)                                                               2,725,000          2,719,850
Grant County, South Dakota PCR Refunding - Otter Tail Power
Company Project, 2.10%, Due 12/01/12 (Putable at $100 and Rate
Reset Effective 2/08/05) (f)                                               6,400,000          6,400,000
South Dakota Health and EFA Revenue - Sioux Valley Hospitals and
Health Project:
    2.15%, Due 11/01/20 (Putable at $100 and Rate Reset
Effective 2/08/05)                                                        10,970,000         10,970,000
    2.15%, Due 11/01/27 (Putable at $100 and Rate Reset
Effective 2/08/05)                                                         3,975,000          3,975,000
                                                                                    --------------------
                                                                                             24,064,850
Tennessee 0.1%
Nashville and Davidson County, Tennessee Metropolitan Government
IDB Revenue - Easter Seal Project, 2.45%, Due 8/01/19 (Putable
at $100 and Rate Reset Effective 3/01/05) (g)                              1,000,000          1,000,000

Texas 1.4%
Brazos River Authority PCR Refunding - Texas Utilities Electric
Company Project, 3.00%, Due 5/01/29 (Mandatory Put at $100 on
5/15/05)                                                                   5,000,000          4,991,550
Texarkana, Texas HFC MFHR - Tanglewood Terrace Apartments
Project, 5.50%, Due 6/01/29 (Putable at $100 on 6/01/05; Subject
to Remarketing) (e) (f)                                                    4,145,000          1,782,350
Waller County, Texas IDC IDR - McKesson Water Products Projects,
2.55%, Due 10/30/26 (Putable at $100 and Rate Reset Effective
2/09/05)                                                                   6,000,000          6,000,000
                                                                                    --------------------
                                                                                             12,773,900
Washington 1.0%
Chelan County, Washington Public Utility District Number 1
Consolidated Revenue - Chelan Hydro Project (Pre-Refunding at $100
on 7/01/05):
    6.25%, Due 7/01/68                                                     3,000,000          3,048,240
    6.55%, Due 7/01/68                                                     5,000,000          5,089,400
Yakima, Washington Housing Authority Revenue - Klickitat Valley
Hospital Project, 2.85%, Due 10/01/23 (Putable at $100 and Rate
Reset Effective 2/10/05)                                                   1,215,000          1,215,000
                                                                                    --------------------
                                                                                              9,352,640
Wyoming 0.2%
Albany County, Wyoming PCR - Union Pacific Railroad Company
Project, 2.55%, Due 12/01/15 (Mandatory Put at $100 on 12/01/05)             850,000            849,694
Gillette, Wyoming Environmental Improvement Revenue - Black
Hills Power and Light Company Project, 2.40%, Due 6/01/24
(Putable at $100 and Rate Reset Effective 2/08/05)                         1,355,000          1,355,000
                                                                                    --------------------
                                                                                              2,204,694
Multiple States 2.2%
Charter Mac Equity Issuer Trust Bonds, 3.25%, Due 3/15/07
(Mandatory Put at $100 on 3/15/05)                                        20,000,000         20,011,400
                                                                                    --------------------
Total Variable Rate Municipal Bonds                                                         394,804,983

Taxable Municipal Bonds 0.7%
New Jersey 0.6%
Bayonne, New Jersey Redevelopment Agency Revenue, 4.25%, Due
5/27/05                                                                    6,000,000          5,996,940

Texas 0.1%
Wilmer-Hutchins, Texas Independent School District Tax and
Revenue Notes Refunding, 5.00%, Due 3/01/05                                  500,000            500,751
                                                                                    --------------------
Total Taxable Municipal Bonds                                                                 6,497,691

Municipal Money Market Funds 1.1%
Multiple States
Strong Tax-Free Money Fund (c)                                            10,060,000         10,060,000
--------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $583,648,937)                                            578,749,763
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $944,483,530) 99.4%                                   919,652,615
Other Assets and Liabilities, Net 0.6%                                                        5,277,597
--------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                        $  924,930,212
========================================================================================================

FUTURES
--------------------------------------------------------------------------------------------------------
                                                                                        Unrealized
                                                                 Underlying Face       Appreciation/
                                         Expiration Date         Amount at Value      (Depreciation)
--------------------------------------------------------------------------------------------------------
Sold:
35 Five-Year U.S. Treasury Notes              3/05               $ (3,823,750)          $  5,320
30 Two-Year U.S. Treasury Notes               3/05                 (6,271,875)            14,872

SWAPS
----------------------------------------------------------------------------
Open Swap contracts at January 31, 2005 consisted of the following:
----------------------------------------------------------------------------

                                                         Annual       Credit        Unrealized
                                          Notional       Premium    Protection     Appreciation/
Issuer                                     Amount         Paid       Purchased    (Depreciation)
--------------------------------------------------------------------------------------------------------
JP Morgan Chase Credit Protection*       7,000,000       0.48%      $7,000,000      ($40,480)

*Protection against credit rating decline of American Electric Power Company, Inc.

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) All or a portion of security pledged to cover margin requirements for futures contracts.
(c) Affiliated issuer.
(d) Non-income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bankruptcy, or the fund halted accruing income.
(e) Security whereby interest is being accrued or collected at a reduced rate.
(f) Illiquid security.
(g) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(h) Escrowed to maturity.

For fixed rate bonds, maturity date represents actual maturity. For variable rate bonds, maturity date represents the longer of the next put date or interest adjustment date.

Percentages are stated as a percent of net assets.


ABBREVIATIONS
-------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    -- Bond Anticipation Notes
BP     -- Basis Points
CDA    -- Commercial Development Authority
CDR    -- Commercial Development Revenue
COP    -- Certificates of Participation
DFA    -- Development Finance Authority
EDA    -- Economic Development Authority
EDC    -- Economic Development Corporation
EDFA   -- Economic Development Finance Authority
EDR    -- Economic Development Revenue
EFA    -- Educational Facilities Authority
EXTRAS -- Extendable Rate Adjustable Securities
GO     -- General Obligation
HDA    -- Housing Development Authority
HDC    -- Housing Development Corporation
HFA    -- Housing Finance Authority
HFC    -- Housing Finance Corporation
IBA    -- Industrial Building Authority
IBR    -- Industrial Building Revenue
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDC    -- Industrial Development Corporation
IDFA   -- Industrial Development Finance Authority
IDR    -- Industrial Development Revenue
IFA    -- Investment Finance Authority
MERLOT -- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   -- Multi-Family Housing Revenue
MFMR   -- Multi-Family Mortgage Revenue
PCFA   -- Pollution Control Financing Authority
PCR    -- Pollution Control Revenue
RAN    -- Revenue Anticipation Notes
SFHR   -- Single Family Housing Revenue
SFMR   -- Single Family Mortgage Revenue
TAN    -- Tax Anticipation Notes
TRAN   -- Tax and Revenue Anticipation Notes

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Municipal Money Market Fund
January 31, 2005 (Unaudited)
                                                                       Principal     Yield to  Maturity
                                                                         Amount      Maturity   Date (a)    Amortized Cost
--------------------------------------------------------------------------------------------------------------------------
Variable Rate Put Bonds 96.6% Alabama 5.6% Alabama HFA MFHR (b):
    Lakeshore Crossing Apartments Project                              $ 8,710,000      2.29%    2/08/05      $ 8,710,000
    Phoenix Apartments Project                                           5,330,000       2.24    2/08/05        5,330,000
Alabama IDA IDR (b)                                                      2,425,000       1.99    2/08/05        2,425,000
Bridgeport, Alabama IDB IDR - Beaulieu Nylon, Inc. Project (b)          10,000,000       2.00    2/08/05       10,000,000
Butler County, Alabama IDA IDR - Butler County Industry Project
(b)                                                                        900,000       2.19    2/08/05          900,000
Cullman County, Alabama Solid Waste Disposal Authority Revenue
Refunding - Cullman Environmental Project (b)                            2,115,000       1.99    2/08/05        2,115,000
Florence, Alabama IDB IDR - Nichols Wire, Inc. Project (b)               2,570,000       1.99    2/08/05        2,570,000
Mobile, Alabama IDB Revenue - Alabama Power Company Project              7,800,000       2.02    2/01/05        7,800,000
Montgomery, Alabama IDB Revenue (b):
    Asphalt Contractors, Inc. Project                                      600,000       1.99    2/08/05          600,000
    Norment Industries, Inc. Project                                     1,400,000       1.99    2/08/05        1,400,000
Montgomery, Alabama IDB Revenue Refunding - Kinpak, Inc. Project
(b)                                                                        280,000       2.14    2/08/05          280,000
Pell, Alabama IDB IDR - Kinder/Gorbel Project (b)                          320,000       2.14    2/08/05          320,000
Shelby County, Alabama Economic and IDA Revenue - MD Henry
Company, Inc. Project (b)                                                1,125,000       2.14    2/08/05        1,125,000
Tuscaloosa County, Alabama IDA IDR - Automotive Corridor Project
(b):
    Series 2001                                                          1,805,000       2.09    2/08/05        1,805,000
    Series 2004                                                          1,445,000       2.09    2/08/05        1,445,000
                                                                                                        ------------------
                                                                                                               46,825,000

Alaska 0.1%
Alaska Industrial Development and Export Authority (b):
    Lot 10                                                                  90,000       2.34    2/08/05           90,000
    Lot 12                                                                 990,000       2.34    2/08/05          990,000
                                                                                                        ------------------
                                                                                                                1,080,000

Arizona 2.6%
First Matrix Charter School Trust Pass-Thru Certificates (b)            14,783,000       2.34    2/08/05       14,783,000
Glendale, Arizona IDA IDR - Sto Corporation Project (b)                  1,400,000       2.90   12/01/05        1,400,000
Phoenix, Arizona IDA MFHR (b) (c)                                        5,130,000       1.80    6/15/05        5,130,000
                                                                                                        ------------------
                                                                                                               21,313,000

Arkansas 0.2%
Trumann, Arkansas IDR - Roach Manufacturing Corporation Project
(b)                                                                      2,000,000       2.09    2/08/05        2,000,000

California 2.5%
Glenn, California IDA IDR - Land O' Lakes, Inc. Project (b)              2,900,000       2.00    2/08/05        2,900,000
Lancaster, California Redevelopment Agency MFHR (b)                      3,000,000       1.92    2/08/05        3,000,000
Los Angeles, California Regional Airports Improvement
Corporation Terminal Facilities Completion Revenue - LAX Two
Corporation - Los Angeles International Airport Project (b)              2,600,000       1.89    2/01/05        2,600,000
Los Angeles County, California IDA IDR - Goldberg & Solovy
Foods, Inc. Project (b)                                                  2,150,000       3.00    2/08/05        2,150,000
Riverside County, California IDA IDR - Triple H Processors
Project (b)                                                              1,680,000       2.05    2/08/05        1,680,000
San Francisco, California City and County Airports Community
International Airport Revenue (b)                                        8,285,000       1.90    2/01/05        8,285,000
                                                                                                        ------------------
                                                                                                               20,615,000

Colorado 4.5%
Colorado HFA EDR - National Bedding Company, Inc. Project (b)            2,400,000       2.09    2/08/05        2,400,000
El Paso County, Colorado SFMR Refunding (b)                             21,450,000       2.55    2/25/05       21,450,000
Hudson, Colorado IDR (b)                                                 1,250,000       2.05    2/08/05        1,250,000
Munimae Canterbury Trust Pass-Thru Certificates (b)                     12,330,000       2.24    2/08/05       12,330,000
                                                                                                        ------------------
                                                                                                               37,430,000

Delaware 0.8%
Delaware EDA Revenue - Delmarva Power & Light Company Project            6,600,000       2.17    2/01/05        6,600,000

Florida 1.9%
Dade County, Florida IDA IDR - U.S. Holdings, Inc. Project (b)             290,000       2.00    2/08/05          290,000
Escambia County, Florida HFA SFMR (b)                                      170,000       1.92    2/08/05          170,000
Florida HFC MFHR - Stone Harbor Apartments Project (b)                   4,700,000       1.86    2/08/05        4,700,000
Fort Lauderdale, Florida Health Care Facilities Revenue
Refunding - Ann Storck Center, Inc. Project (b)                            200,000       2.01    2/08/05          200,000
Jacksonville, Florida Economic Development Commission IDR - STI
Project (b)                                                              3,675,000       1.90    2/08/05        3,675,000
Revenue Bond Certificate Trust (b)                                       6,530,000       1.30    3/03/05        6,530,000
                                                                                                        ------------------
                                                                                                               15,565,000

Georgia 5.0%
Columbus, Georgia Development Authority Revenue Refunding -
Jordan Company Project (b)                                                 700,000       2.14    2/08/05          700,000
Crisp County, Georgia Solid Waste Management Authority Revenue
(b)                                                                     27,200,000       2.28    2/08/05       27,200,000
Fulton County, Georgia Housing Authority MFHR Refunding -
Orchard Spring Apartments Project (b)                                   13,500,000       1.65    6/01/05       13,500,000
Savannah, Georgia EDA IDR - Savannah Steel & Metal Company
Project (b)                                                                715,000       1.99    2/08/05          715,000
                                                                                                        ------------------
                                                                                                               42,115,000

Hawaii 1.8%
Hawaii Department of Budget and Finance Special Purpose Mortgage
Revenue - Wailuku River Hydroelectric Project (b)                       14,837,000       2.05    2/08/05       14,837,000

Idaho 0.4%
Bonneville County, Idaho IDC IDR - Yellowstone Plastics Project
(b)                                                                      3,630,000       2.05    2/08/05        3,630,000

Illinois 4.3%
Carol Stream, Illinois IDR - MI Enterprises Project (b)                  1,240,000       2.00    2/08/05        1,240,000
Clinton, Illinois IDR - McElroy Metal Mill, Inc. Project (b)             1,105,000       2.14    2/08/05        1,105,000

Clipper Brigantine Tax-Exempt Certificates Trust (b)                        15,000       2.19    2/08/05           15,000
Geneva, Illinois IDR - Continental Envelope Project (b)                  2,385,000       2.00    2/08/05        2,385,000
Illinois DFA IDR - MCL, Inc. Project (b)                                 4,135,000       2.00    2/08/05        4,135,000
Illinois DFA Limited Obligation Revenue - Surgipath Medical
Industries Project (b)                                                   1,300,000       2.05    2/08/05        1,300,000
Illinois DFA PCR - Diamond Star Motors Project (b)                       9,700,000       1.91    2/01/05        9,700,000
Lake County, Illinois IDR - Brown Paper Goods Project (b)                3,015,000       2.20    2/08/05        3,015,000
Springfield, Illinois Airport Authority Revenue - Allied-Signal,
Inc. Project                                                             4,375,000       2.10    2/08/05        4,375,000
Will County, Illinois Exempt Facilities Revenue - Amoco Chemical
Company Project                                                          8,500,000       1.99    2/01/05        8,500,000
                                                                                                        ------------------
                                                                                                               35,770,000

Indiana 0.7%
Franklin County, Georgia IBA IDR - Ross Operating Valve Company
Project (b)                                                                580,000       2.14    2/08/05          580,000
Shelbyville, Indiana EDR - AFR Properties and American Resources
Projects (b)                                                             2,150,000       2.20    2/08/05        2,150,000
Westfield, Indiana IDR - Standard Locknut, Inc. Project (b)                285,000       2.10    2/08/05          285,000
Whiting, Indiana Environmental Facilities Revenue Refunding - BP
Products Project                                                         1,550,000       1.99    2/01/05        1,550,000
Winamac, Indiana EDR - Sunny Ridge Dairy LLC Project (b)                 1,000,000       2.14    2/08/05        1,000,000
                                                                                                        ------------------
                                                                                                                5,565,000

Iowa 0.8%
Eldridge, Iowa IDR - American Finishing Resources, Inc. Project
(b)                                                                      1,515,000       2.25    2/08/05        1,515,000
Iowa Finance Authority IDR (b):
    Dixie Bedding Company Project                                        2,750,000       2.50    2/08/05        2,750,000
    First Cooperative Association Project                                2,450,000       2.09    2/08/05        2,450,000
                                                                                                        ------------------
                                                                                                                6,715,000

Kansas 0.4%
Nemaha County, Kansas IDR - Midwest Ag Service LLC Project (b)           3,360,000       2.09    2/08/05        3,360,000

Kentucky 5.2%
Daviess County, Kentucky MFHR Refunding - Park Regency
Apartments Project (b)                                                   4,155,000       2.00    2/08/05        4,155,000
Hancock County, Kentucky Solid Waste Disposal Revenue - NSA,
Ltd. Project (b)                                                         7,815,000       2.15    2/08/05        7,815,000
Kentucky EDFA Revenue - Pooled Hospital Loan Program Project (b)        18,515,000       2.00    2/08/05       18,515,000
Madisonville, Kentucky IBR - Period, Inc. Project (b)                    2,855,000       2.05    2/08/05        2,855,000
Somerset, Kentucky IBR - Tibbals Flooring Company Project (b)           10,000,000       1.99    2/08/05       10,000,000
                                                                                                        ------------------
                                                                                                               43,340,000

Louisiana 2.0%
Caddo-Bossier Parishes, Louisiana Port Commission Revenue -
Shreveport Fabricators Project (b)                                       1,050,000       2.29    2/08/05        1,050,000
Jefferson Parish, Louisiana IDB IDR - Sara Lee Corporation
Project                                                                  4,600,000       1.98    2/01/05        4,600,000
Louisiana Local Government Environmental Facilities and
Community Development Authority Revenue - Bioset Shreveport LLC
Project (b)                                                              5,945,000       1.92    2/08/05        5,945,000
West Baton Rouge Parish, Louisiana Industrial District Number 3
Revenue - The Dow Chemical Company Project                               4,850,000       2.09    2/01/05        4,850,000
                                                                                                        ------------------
                                                                                                               16,445,000

Maryland 1.4%
Capital View II LP Tax-Exempt Bond Grantor Trust (b) (c)                 6,380,000       2.00    2/01/05        6,380,000
Washington County, Maryland EDR - Tandy Project                          5,100,000       2.15    2/08/05        5,100,000
                                                                                                        ------------------
                                                                                                               11,480,000

Massachusetts 0.1%
Massachusetts Industrial Finance Agency Industrial Revenue -
Barker Steel Company Issue Project (b)                                   1,100,000       2.14    2/08/05        1,100,000

Michigan 0.3%
Michigan Strategic Fund Limited Obligation Revenue - Drake
Enterprises Project (b)                                                  2,700,000       2.00    2/08/05        2,700,000

Minnesota 1.1%
Faribault, Minnesota IDR - Apogee Enterprises, Inc. Project (b)            835,000       1.95    2/08/05          835,000
Rochester, Minnesota IDR Refunding - Seneca Foods Corporation
Project (b)                                                              4,675,000       1.99    2/08/05        4,675,000
Sherburne County, Minnesota Housing and Redevelopment Authority
IDR - Apperts, Inc. Project (b)                                          3,400,000       2.47    2/01/05        3,400,000
                                                                                                        ------------------
                                                                                                                8,910,000

Mississippi 5.5%
Jackson County, Mississippi Port Facility Revenue Refunding -
Chevron USA, Inc. Project (b)                                           17,000,000       1.94    2/01/05       17,000,000
Mississippi Business Finance Corporation IDR (b):
    American Metal Sales, Inc. Project                                   2,530,000       1.99    2/08/05        2,530,000
    Polks Meat Products, Inc. Project                                    2,800,000       2.19    2/08/05        2,800,000
Mississippi Business Finance Corporation Revenue:
    ABT Company, Inc. Project (b)                                        1,000,000       2.01    2/08/05        1,000,000
    Arch Aluminum & Glass Project (b)                                    1,155,000       2.06    2/08/05        1,155,000
    Mississippi Power Company Project                                    2,800,000       2.00    2/01/05        2,800,000
Mississippi Regional Housing Authority Number II MFHR (b):
    Laurel Park Apartments Project                                       7,800,000       1.45    6/01/05        7,800,000
    Terrace Park Apartments Project                                     10,500,000       1.75    5/01/05       10,500,000
                                                                                                        ------------------
                                                                                                               45,585,000

Missouri 0.6%
Hannibal, Missouri IDA Industrial Revenue - Buckhorn Rubber
Products Project (b)                                                     3,300,000       2.00    2/08/05        3,300,000
Missouri Development Finance Board IDR - MFA, Inc. Project (b)           1,825,000       2.09    2/08/05        1,825,000
                                                                                                        ------------------
                                                                                                                5,125,000

Nevada 1.3%
Clark County, Nevada IDR - Nevada Cogeneration Association 2
Project (b)                                                             10,900,000       2.00    2/01/05       10,900,000

New Mexico 0.5%
New Mexico Housing Authority Region III MFHR - Enchanted Vista
Apartments Project (b)                                                   4,000,000       1.15    7/01/05        4,000,000

North Carolina 1.2%
Craven County, North Carolina Industrial Facilities and PCFA IDR
- Wheatstone Corporation Project (b)                                     2,000,000       1.99    2/08/05        2,000,000
Guilford County, North Carolina Industrial Facilities and PCFA
Revenue - Crescent Sleep Products Project (b)                            5,530,000       2.50    2/08/05        5,530,000
Hoke County, North Carolina Industrial Facilities and PCFA IDR -
Triangle Building Supply, Inc. Project (b)                               1,625,000       1.99    2/08/05        1,625,000
Wake County, North Carolina Industrial Facilities and Pollution
Control Financing Authority Revenue - Carolina Power & Light
Company Project (b)                                                        975,000       1.99    2/08/05          975,000
                                                                                                        ------------------
                                                                                                               10,130,000

North Dakota 0.4%
Traill County, North Dakota Solid Waste Disposal Revenue -
American Crystal Sugar Company Project (b)                               3,580,000       2.14    2/08/05        3,580,000

Ohio 0.9%
Blue Bell Tax-Exempt Bond Grantor Trust (b) (c)                          1,026,663       1.95    2/01/05        1,026,663
Cuyahoga County, Ohio IDR - Edge Seal Technologies, Inc. and One
Industry Drive, Inc. Projects (b)                                        1,040,000       2.09    2/08/05        1,040,000
Franklin County, Ohio IDR - Lifeline Shelter System Project (b)          1,445,000       2.25    2/08/05        1,445,000
Montgomery County, Ohio IDR - Kroger Company Project (b)                 2,925,000       3.15    2/08/05        2,925,000
Ohio Solid Waste Revenue - BP Amoco Project                              1,000,000       1.99    2/01/05        1,000,000
Summit County, Ohio IDR - LKL Properties, Inc. Project (b)                 400,000       3.50    2/08/05          400,000
                                                                                                        ------------------
                                                                                                                7,836,663

Pennsylvania 0.2%
Pittsburgh, Pennsylvania Urban Redevelopment Authority - Wood
Street Commons Project (b)                                               1,645,000       2.50    2/08/05        1,645,000

South Carolina 0.7%
Charleston County, South Carolina Industrial Revenue - Tandy
Corporation Project                                                      1,000,000       3.15    2/08/05        1,000,000
Florence County, South Carolina Solid Waste Disposal and
Wastewater Treatment Facilities Revenue - Roche, Carolina, Inc.
Project (b):
    Series 1997                                                          2,500,000       2.02    2/01/05        2,500,000
    Series 1998                                                          1,000,000       2.02    2/01/05        1,000,000
South Carolina Jobs EDA EDR (b):
    Carolina Cotton Works, Inc. Project                                    300,000       1.95    2/08/05          300,000
    Sea Pro Boats, Inc. Project                                            915,000       2.01    2/08/05          915,000
                                                                                                        ------------------
                                                                                                                5,715,000

South Dakota 0.7%
Lawrence County, South Dakota PCR Refunding - Homestake Mining
Project (b)                                                              3,900,000       1.93    2/01/05        3,900,000
Lawrence County, South Dakota Waste Disposal Revenue - Homestake
Mining Project (b)                                                       1,600,000       1.96    2/01/05        1,600,000
                                                                                                        ------------------
                                                                                                                5,500,000

Tennessee 6.2%
Brownsville, Tennessee IDB IDR - Dynametal Technologies, Inc.
Project (b)                                                              4,840,000       2.05    6/01/05        4,840,000
Coffee County, Tennessee Industrial Board, Inc. IDR - McKey
Perforated Products Project (b)                                          2,195,000       2.05    2/08/05        2,195,000
Cumberland County, Tennessee IDB Exempt Facilities Revenue -
Fairfield Glade Community Club Project (b)                               6,500,000       2.09    2/08/05        6,500,000
Dickson, Tennessee Health, Educational and Housing Facilities
Board MFHR - Autumn Park Apartments Project (b)                          5,000,000       2.19    2/08/05        5,000,000
Dover, Tennessee IDB Revenue - Nashville Wire Products
Manufacturing Company Project (b)                                        1,800,000       2.14    2/08/05        1,800,000
Hamilton County, Tennessee IDB IDR - Hamilton Plastics, Inc.
Project (b)                                                              1,700,000       2.14    2/08/05        1,700,000
Huntingdon, Tennessee IDB Revenue - Behlen Manufacturing Project
(b)                                                                      8,000,000       2.04    2/08/05        8,000,000
Jackson, Tennessee Health, Educational and Housing Facility
Board MFHR - Park Ridge Apartments Project (b)                           5,000,000       2.09    2/08/05        5,000,000
Marion County, Tennessee Industrial Environmental Development
Board EDR - Variform, Inc. Project (b)                                   7,000,000       1.40    2/01/05        7,000,000
Montgomery County, Tennessee IDB IDR - Nashville Wire Products
Project (b)                                                                300,000       2.14    2/08/05          300,000
Rutherford County, Tennessee IDB IDR - Tennessee Farmers
Cooperative Project (b)                                                  1,600,000       2.09    2/08/05        1,600,000
Wilson County, Tennessee Health and Educational Facilities Board
Revenue - Forest View Apartments Project (b)                             7,445,000       2.09    2/08/05        7,445,000
                                                                                                        ------------------
                                                                                                               51,380,000

Texas 14.4%
Gulf Coast IDA Exempt Facilities Industrial Revenue - British
Petroleum Global Power Corporation Project                               1,700,000       1.99    2/01/05        1,700,000
Gulf Coast Waste Disposal Authority - Amoco Oil Company Project          3,075,000       1.99    2/01/05        3,075,000
Gulf Coast Waste Disposal Authority Environmental Facilities
Revenue:
    Amoco Oil Company Project, Series 1997                               2,200,000       1.99    2/01/05        2,200,000
    Amoco Oil Company Project, Series 2001                               5,800,000       1.99    2/01/05        5,800,000
    BP Amoco Chemical Project                                            5,300,000       1.99    2/01/05        5,300,000
    BP Products North America Project                                    5,800,000       1.99    2/01/05        5,800,000
Harris County, Texas Health Facilities Development Corporation
Revenue:
    Methodist Hospital Project                                          33,000,000       1.90    2/01/05       33,000,000
    Series PT 443 (b)                                                    4,430,000       1.99    2/08/05        4,430,000
    Series 6 (b)                                                           830,000       2.14    2/08/05          830,000
Harris County, Texas IDC Solid Waste Disposal Revenue                   18,200,000       2.02    2/01/05       18,200,000
Montgomery County, Texas IDC IDR - Porous Media, Ltd. Project (b)        2,500,000       2.05    2/08/05        2,500,000
Phoenix Realty Special Account MFHR - Brightons Mark Project (b)         4,075,000       2.08    2/08/05        4,075,000
Tarrant County, Texas HFC Revenue Floating Rate Trusts (b) (c)          13,200,000       1.80    6/15/05       13,200,000
Texas Department of Housing and Community Affairs MFHR - Addison
Park Apartments Project (b)                                             14,000,000       2.29    2/08/05       14,000,000
Waco, Texas IDC IDR - Chad A. Greif Trust Project (b)                    4,500,000       2.14    2/08/05        4,500,000
West Side Calhoun County, Texas Navigation District Sewer &
Solid Waste Disposal - BP Chemicals, Inc. Project                        1,700,000       1.99    2/01/05        1,700,000
                                                                                                        ------------------
                                                                                                              120,310,000

Utah 3.2%
Beaver County, Utah Environmental Facility Revenue - Biofuels
Project (b):
    Series A                                                            10,985,000       1.99    2/08/05       10,985,000
    Series B                                                             3,465,000       2.35    2/08/05        3,465,000
Utah Housing Corporation MFHR - Todd Hollow Apartments Project
(b)                                                                      7,500,000       2.19    2/08/05        7,500,000
Utah Housing Corporation SFMR                                            4,800,000       1.90    2/08/05        4,800,000
                                                                                                        ------------------
                                                                                                               26,750,000

Virginia 6.4%
King George County, Virginia IDA Exempt Facility Revenue -
Birchwood Power Partners Project (b):
    Series 1994-A                                                        8,700,000       1.95    2/01/05        8,700,000
    Series 1994-B                                                        5,915,000       1.95    2/01/05        5,915,000
    Series 1996-A                                                        3,100,000       2.03    2/01/05        3,100,000
    Series 1997                                                          5,500,000       2.03    2/01/05        5,500,000
Portsmouth, Virginia IDA IDR - Brutus Enterprises Project (b)            1,525,000       1.99    2/08/05        1,525,000
Richmond, Virginia IDA Revenue - Cogentrix of Richmond, Inc.
Project (b)                                                             23,500,000       1.96    2/01/05       23,500,000
Virginia Beach, Virginia IDA Revenue - Management Services Group
Project (b)                                                              3,000,000       1.99    2/08/05        3,000,000
Virginia Small Business Financing Authority IDR - International
Parkway Association Project (b)                                          2,030,000       1.99    2/08/05        2,030,000
                                                                                                        ------------------
                                                                                                               53,270,000

Washington 0.7%
Port Bellingham, Washington IDC Environmental Facilities Industrial
Revenue - BP West Coast Products LLC Project:
    Series 2002                                                          3,700,000       1.99    2/01/05        3,700,000
    Series 2003                                                          2,450,000       1.99    2/01/05        2,450,000
                                                                                                        ------------------
                                                                                                                6,150,000

Wisconsin 3.9%
Ashland, Wisconsin IDR - Larson-Juhl US LLC Project (b)                  4,600,000       1.99    2/08/05        4,600,000
Ashwaubenon, Wisconsin IDR - Valley Packaging Supply Company
Project (b)                                                              1,965,000       2.05    2/08/05        1,965,000
Columbus, Wisconsin IDR - Maysteel Corporation Project (b)               2,000,000       1.99    2/08/05        2,000,000
Franklin, Wisconsin IDR - Howard Henz Company, Inc. Project (b)          1,580,000       2.15    2/08/05        1,580,000
Janesville, Wisconsin IDR Refunding - Seneca Foods Corporation
Project (b)                                                              7,710,000       1.99    2/08/05        7,710,000
Middleton, Wisconsin IDR - Fristam Pumps, Inc. Project (b)               1,465,000       2.05    2/08/05        1,465,000
Milwaukee, Wisconsin Redevelopment Authority Development Revenue
Refunding - Helwig Carbon Products Project (b)                           3,500,000       2.05    2/08/05        3,500,000
New London, Wisconsin IDR - Wohlt Cheese Corporation Project (b)         3,490,000       2.05    2/08/05        3,490,000
Reedsburg, Wisconsin IDR - Cellox Project (b)                            2,000,000       2.15    2/08/05        2,000,000
Rhinelander, Wisconsin IDR - Superior Diesel Project (b)                 1,775,000       2.10    2/08/05        1,775,000
Wisconsin Housing and EDA Business Development Revenue Refunding
- National Bedding Project (b)                                           2,390,000       2.09    2/08/05        2,390,000
                                                                                                        ------------------
                                                                                                               32,475,000

Multiple States 8.1% Clipper Tax-Exempt Trust COP (b):
    Series 1997                                                         22,297,000       2.04    2/08/05       22,297,000
    Series 1999                                                         24,464,000       2.04    2/08/05       24,464,000
Lehman Brothers, Inc. as Trustor Pooled Trust Receipts (b)              20,990,000       2.15    2/08/05       20,990,000
                                                                                                        ------------------
                                                                                                               67,751,000
--------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities 96.6%                                                                         805,497,663
Other Assets and Liabilities, Net 3.4%                                                                         27,994,036
--------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                            $833,491,699
==========================================================================================================================


LEGEND
-------------------------------------------------------------------------------
(a) Maturity date represents actual maturity or the longer of the next put date or interest adjustment date. For U.S. Government Agency Securities, maturity date represents actual maturity or the next interest adjustment date.
(b) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(c) Illiquid security.

Percentages are stated as a percent of net assets.


ABBREVIATIONS
-------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    -- Bond Anticipation Notes
BP     -- Basis Points
CDA    -- Commercial Development Authority
CDR    -- Commercial Development Revenue
COP    -- Certificates of Participation
DFA    -- Development Finance Authority
EDA    -- Economic Development Authority
EDC    -- Economic Development Corporation
EDFA   -- Economic Development Finance Authority
EDR    -- Economic Development Revenue
EFA    -- Educational Facilities Authority
EXTRAS -- Extendable Rate Adjustable Securities
GO     -- General Obligation
HDA    -- Housing Development Authority
HDC    -- Housing Development Corporation
HFA    -- Housing Finance Authority
HFC    -- Housing Finance Corporation
IBA    -- Industrial Building Authority
IBR    -- Industrial Building Revenue
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDC    -- Industrial Development Corporation
IDFA   -- Industrial Development Finance Authority
IDR    -- Industrial Development Revenue
IFA    -- Investment Finance Authority
MERLOT -- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   -- Multi-Family Housing Revenue
MFMR   -- Multi-Family Mortgage Revenue
PCFA   -- Pollution Control Financing Authority
PCR    -- Pollution Control Revenue
RAN    -- Revenue Anticipation Notes
SFHR   -- Single Family Housing Revenue
SFMR   -- Single Family Mortgage Revenue
TAN    -- Tax Anticipation Notes
TRAN   -- Tax and Revenue Anticipation Notes

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Short-Term High Yield Municipal Bond Fund
January 31, 2005 (Unaudited)
                                                                          Shares or
                                                                          Principal
                                                                            Amount           Value
-------------------------------------------------------------------------------------------------------
Municipal Bonds 64.8%
Alaska 3.1%
Alaska Industrial Development and Export Authority Power Revenue
- Snettisham Project, 6.00%, Due 1/01/15 (d)                              $   460,000       $  511,750
Northern Alaska Tobacco Securitization Corporation Tobacco
Settlement Revenue:
    4.50%, Due 6/01/08                                                        255,000          256,913
    4.75%, Due 6/01/15                                                        465,000          462,675
    5.40%, Due 6/01/08                                                        985,000        1,019,475
    5.60%, Due 6/01/09                                                        700,000          734,125
    5.60%, Due 6/01/10                                                        300,000          315,750
    6.20%, Due 6/01/22                                                        985,000          997,312
                                                                                     ------------------
                                                                                             4,298,000
Arizona 1.8%
Phoenix, Arizona GO, 7.00%, Due 7/01/09 (e)                                 1,095,000        1,261,988
White Mountain Apache Tribe Fort Apache Indian Reservation
Revenue - Fort Apache Timber Company Project, 6.25%, Due 3/05/12
(c)                                                                           523,009          557,659
Yavapai County, Arizona IDA IDR - Citizens Utilities Company
Project, 5.45%, Due 6/01/33 (Called at $101 on 6/01/07)                       755,000          747,450
                                                                                     ------------------
                                                                                             2,567,097
California 4.5%
ABAG Finance Authority for Nonprofit Corporations MFHR Refunding
- Archstone Redwood Project, 5.30%, Due 10/01/08                              350,000          370,562
ABAG Finance Authority for Nonprofit Corporations Revenue - San
Diego Hospital Association Project, 4.00%, Due 3/01/08                        500,000          510,625
Agua Caliente Band of Cahuilla Indians Revenue, 4.00%, Due
7/01/06                                                                     1,000,000          996,100
Golden State Tobacco Securitization Corporation Asset-Backed
Tobacco Settlement Revenue:
    5.50%, Due 6/01/19                                                        750,000          780,938
    5.625%, Due 6/01/20                                                     2,000,000        2,082,500
Santa Rosa, California Rancheria Tachi Yokut Tribe Enterprise
Revenue, 5.50%, Due 3/01/08                                                 1,000,000        1,013,750
Tobacco Securitization Authority of Southern California Tobacco
Settlement Revenue, 5.25%, Due 6/01/27                                        500,000          498,750
                                                                                     ------------------
                                                                                             6,253,225
Colorado 2.8%
Black Hawk, Colorado Business Improvement District Special
Assessment - Gilpin County Project, 6.00%, Due 12/01/09                       645,000          647,141
Colorado EFA and Cultural Revenue Refunding and Improvement:
    Colorado Lutheran High School Association Project, 7.00%,
Due 6/01/12                                                                   500,000          509,375
    Denver Academy Project, 5.00%, Due 5/01/08                              1,000,000        1,000,000
    Denver Arts School Project, 7.00%, Due 5/01/11                            460,000          477,250
Colorado Health Facilities Authority Hospital Revenue -
Steamboat Springs Health Care Association Project, 4.90%, Due
9/15/07                                                                        20,000           20,400
Southlands Metropolitan District Number 1 GO, 6.75%, Due 12/01/16             500,000          511,875
                                                                                     ------------------
                                                                                             3,166,041
Connecticut 2.0%
Connecticut Health and EFA Revenue - New Opportunities for
Waterbury, Inc. Project, 6.75%, Due 7/01/13                                 1,115,000        1,156,668
Mashantucket Western Pequot Tribe Subordinated Special Revenue:
    5.70%, Due 9/01/12                                                      1,000,000        1,070,000
    6.40%, Due 9/01/11                                                        500,000          528,125
                                                                                     ------------------
                                                                                             2,754,793
Florida 5.8%
Broward County, Florida Resource Recovery Revenue Refunding -
Wheelabrator South Broward Project, 5.375%, Due 12/01/10                    1,000,000        1,083,750
Capital Trust Agency Revenue - Seminole Tribe Convention
Project, 10.00%, Due 10/01/33                                                 500,000          572,500
Fiddlers Creek Community Development District Special Assessment
Revenue, 5.80%, Due 5/01/21                                                   420,000          427,350
Florida State Board of Public Education GO, 6.20%, Due 5/01/06
(e)                                                                           985,000        1,021,937
Hillsborough County, Florida IDA IDR - University Community
Hospital Health Facilities Project, 4.90%, Due 8/15/07                      1,415,000        1,434,456
Largo, Florida Sun Coast Health System Revenue - Sun Coast
Hospital Issue, 6.20%, Due 3/01/13                                            530,000          530,896
Miami Beach, Florida Health Facilities Authority Hospital
Revenue Refunding - Mount Sinai Medical Center Project, 6.00%,
Due 11/15/07                                                                1,400,000        1,431,500
North Broward, Florida Hospital District Revenue Improvement,
4.70%, Due 1/15/06                                                            595,000          599,939
Ocean Highway and Port Authority Solid Waste PCR Refunding -
Stone Container Corporation Project, 6.50%, Due 11/01/06                    1,000,000        1,046,250
                                                                                     ------------------
                                                                                             8,148,578
Georgia 3.6%
Atlanta, Georgia Urban Residential Finance Authority MFHR - Park
Place Apartments Project, 6.00%, Due 9/01/06 (c)                              370,000          251,600
Atlanta, Georgia Water and Waste Water Revenue, 5.50%, Due
11/01/11 (d)                                                                1,000,000        1,142,500
Bibb County, Georgia Development Authority Environmental
Improvement Revenue Refunding, 4.85%, Due 12/01/09                          2,050,000        2,144,812
Dalton, Georgia School District Lease Revenue, 4.20%, Due
8/01/13 (c)                                                                 1,125,170        1,140,641
De Kalb County, Georgia Residential Care Facilities for the
Elderly Authority First Lien Revenue - King's Bridge Retirement
Center, Inc. Project, 8.00%, Due 7/01/06                                      290,000          299,063
                                                                                     ------------------
                                                                                             4,978,616
Illinois 3.7%
Alton, Illinois Hospital Facility Revenue Refunding - St.
Anthony's Health Center Project, 5.50%, Due 9/01/06                           405,000          408,037
Aurora, Illinois Tax Increment Revenue, 4.90%, Due 12/30/11                 1,450,000        1,482,625
Illinois DFA Elderly Housing Revenue Refunding - Galesburg
Towers Project, 5.80%, Due 3/01/06                                            100,000           98,579
Illinois DFA Revenue - Community Rehab Providers Project,
5.375%, Due 7/01/09                                                           620,000          626,975
Illinois Finance Authority Revenue - Primary Health Care Centers
Project, 4.625%, Due 7/01/08                                                  345,000          345,000
Sangamon County, Springfield, Illinois School District Number
186 GO, Zero %, Due 10/01/08 (d)                                            2,000,000        1,767,500
Upper Illinois River Valley Development Revenue - Morris
Hospital Project, 6.05%, Due 12/01/11                                         450,000          486,563
                                                                                     ------------------
                                                                                             5,215,279
Indiana 0.5%
Indiana Health Facility Financing Authority Revenue - Hamilton
Communities, Inc. Project, 6.00%, Due 1/01/10 (c) (f)                       2,800,000          700,000

Kansas 0.9%
Manhattan, Kansas Transportation Development District Sales Tax
Revenue, 4.15%, Due 8/01/15                                                 1,240,000        1,295,800

Kentucky 0.9%
Muhlenberg County, Kentucky Hospital Revenue Refunding -
Muhlenberg Community Hospital Project, 6.75%, Due 7/01/10                   1,250,000        1,309,375

Louisiana 1.3%
Epps, Louisiana COP, 7.25%, Due 6/01/09                                       870,000          883,050
Plaquemines, Louisiana Port Harbor and Terminal District Marine
Terminal Facilities Revenue Refunding - Electro-Coal Transfer
Project, 5.00%, Due 9/01/07:
    Series A                                                                  100,000          100,375
    Series D                                                                  900,000          903,375
                                                                                     ------------------
                                                                                             1,886,800
Massachusetts 2.3%
Massachusetts Development Finance Agency Revenue - Developmental
Disabilities, Inc. Project, 6.25%, Due 6/01/08                                410,000          412,562
Massachusetts Health and EFA Revenue - Caritas Christi Obligated
Group Project:
    5.25%, Due 7/01/06                                                      1,250,000        1,281,250
    5.25%, Due 7/01/07                                                      1,000,000        1,043,750
Massachusetts Industrial Finance Agency Resources Recovery
Revenue Refunding - Ogden Haverhill Project, 4.95%, Due 12/01/06              500,000          512,500
                                                                                     ------------------
                                                                                             3,250,062
Missouri 3.4%
Chesterfield, Missouri Tax Increment Revenue Refunding and
Improvement - Chesterfield Valley Project, 4.50%, Due 4/15/16                 895,000          904,371
Ellisville, Missouri IDA IDR Refunding - Gambrill Gardens
Project, 5.20%, Due 6/01/06                                                   135,000          134,663
Hazelwood, Missouri IDA Tax Increment Revenue Refunding -
Missouri Bottom Road Development Project, 3.875%, Due 8/01/18               1,500,000        1,483,125
I-470 & 350 Transportation Development District Transportation
Revenue, 5.20%, Due 5/01/06                                                   375,000          379,687
Missouri Environmental Improvement and Energy Resources
Authority PCR Refunding - American Cyanamid Company Project,
5.80%, Due 9/01/09                                                            800,000          879,000
Nevada, Missouri Hospital Revenue - Nevada Regional Medical
Center Project, 6.00%, Due 10/01/07                                           915,000          932,156
                                                                                     ------------------
                                                                                             4,713,002
Nevada 0.4%
Clark County, Nevada Improvement District Refunding, 4.10%, Due
2/01/08                                                                       630,000          634,725

New Hampshire 0.9%
Manchester, New Hampshire Housing and Redevelopment Authority
Revenue, 5.80%, Due 1/01/09 (d)                                             1,140,000        1,228,350

New Jersey 0.2%
New Jersey EDA Cigarette Tax Revenue, 5.625%, Due 6/15/17                     250,000          260,313

New Mexico 0.8%
Albuquerque, New Mexico Industrial Revenue Refunding - MCT
Industries, Inc. Project, 3.75%, Due 4/01/10 (d)                              890,000          908,912
New Mexico Educational Assistance Foundation Student Loan
Revenue, 6.00%, Due 12/01/08                                                  175,000          177,669
                                                                                     ------------------
                                                                                             1,086,581
New York 6.3%
Nassau County, New York Industrial Development Agency Civic
Facility Revenue:
    North Shore Health System Project, 5.625%, Due 11/01/10                   715,000          779,350
    Special Needs Facilities Pooled Program Project, 6.50%, Due
7/01/06                                                                       375,000          378,750
New York Convention Center Operating Corporation COP - Yale
Building Acquisition Project, Zero %, Due 6/01/08                           1,650,000        1,425,188
New York, New York City Industrial Development Agency Civic
Facility Revenue:
     Polytechnic University Project, 5.125%, Due 11/01/06                     435,000          433,912
     Special Needs Facilities Pooled Program, 3.05%, Due 7/01/09
(d)                                                                         1,000,000          973,750
Suffolk County, New York Industrial Development Agency Civic
Facility Revenue:
    6.50%, Due 7/01/06                                                        205,000          207,050
    6.875%, Due 7/01/10                                                       165,000          170,981
Tobacco Settlement Financing Corporation Revenue:
    5.00%, Due 6/01/09                                                        275,000          276,213
    5.00%, Due 6/01/10                                                      2,000,000        2,018,440
    5.00%, Due 6/01/11                                                      1,000,000        1,032,500
United Nations Development Corporation Revenue Refunding, 4.00%,
Due 7/01/07                                                                 1,035,000        1,066,050
                                                                                     ------------------
                                                                                             8,762,184
Ohio 2.1%
Athens County, Ohio Hospital Facilities Revenue Refunding -
O'Bleness Memorial Hospital Project, 5.00%, Due 11/15/08                      820,000          833,325
Carroll, Ohio Water and Sewer District GO, 6.25%, Due 12/01/10                775,000          816,656
Cleveland, Ohio Airport Special Revenue Refunding - Continental
Airlines, Inc. Project, 5.50%, Due 12/01/08                                   300,000          282,375
Cuyahoga County, Ohio MFHR Refunding - Parklane Apartments
Project, 5.46%, Due 10/01/37 (c) (f)                                          104,374                1
Lakewood, Ohio Hospital Improvement Revenue - Lakewood Hospital
Association Project, 5.50%, Due 2/15/08                                       700,000          745,500
Medina County, Ohio Economic Development First Mortgage MFHR -
Camelot Place, Ltd. Project, 8.10%, Due 10/01/13 (c)                          240,000          243,300
                                                                                     ------------------
                                                                                             2,921,157
Oklahoma 0.8%
Citizen Potawatomi Nation Senior Obligation Tax Revenue, 4.15%,
Due 9/01/06                                                                   305,000          304,619
Oklahoma DFA Revenue - Comanche County Hospital Project, 5.35%,
Due 7/01/08                                                                   825,000          858,000
                                                                                     ------------------
                                                                                             1,162,619
Pennsylvania 3.1%
Delaware County, Pennsylvania IDA Revenue Refunding - Resources
Recovery Facility Project, 6.10%, Due 7/01/13                                 500,000          538,750
Lehigh County, Pennsylvania General Purpose Authority Revenue -
KidsPeace Obligated Group Project:
    5.80%, Due 11/01/12                                                       500,000          484,375
    5.80%, Due 11/01/12 (d)                                                   500,000          521,875
Pennsylvania Higher EFA Health Services Revenue - University of
Pennsylvania Project, 5.60%, Due 1/01/10                                      750,000          779,445
Pennsylvania Higher EFA Revenue - Independent Colleges and
Universities of Pennsylvania Project, 5.00%, Due 11/01/11                     500,000          515,625
Susquehanna, Pennsylvania Area Regional Airport Authority
Airport Facilities Revenue - AERO Harrisburg LLC Project, 5.25%,
Due 1/01/09                                                                   850,000          834,062
Washington County, Pennsylvania IDA Revenue - Children's Home of
Pittsburgh Project, 4.00%, Due 6/15/08                                        675,000          674,156
                                                                                     ------------------
                                                                                             4,348,288
South Carolina 2.7%
Connector 2000 Association, Inc. Senior Capital Appreciation
Toll Road Revenue, Zero %, Due 1/01/27                                      1,500,000          232,500
Greenville County, South Carolina Revenue - Donaldson Industrial
Air Park Project, 5.50%, Due 4/01/11                                          400,000          403,000
South Carolina Jobs EDA Hospital Facilities Revenue Refunding -
Palmetto Health Alliance Project - Series C, 4.75%, Due 8/01/07             1,000,000        1,036,250
South Carolina Ports Authority Ports Revenue, 7.80%, Due 7/01/09
(e)                                                                         1,000,000        1,123,750
York County, South Carolina PCR - Bowater, Inc. Project, 7.625%,
Due 3/01/06                                                                 1,000,000        1,032,040
                                                                                     ------------------
                                                                                             3,827,540
Texas 2.5%
Decatur, Texas Hospital Authority Revenue - Wise Regional Health
System Project, 3.625%, Due 9/01/06                                           200,000          197,500
De Soto, Texas IDA IDR - Wintergreen Commercial Partnership
Project, 7.00%, Due 1/01/17 (c)                                             1,148,778        1,078,415
Hidalgo County, Texas Health Services Revenue - Mission
Hospital, Inc. Project, 4.00%, Due 2/15/06 (b)                                245,000          246,899
Metro Health Facilities Development Corporation Revenue - Wilson
N. Jones Memorial Hospital Project, 6.375%, Due 1/01/07                       800,000          801,000
Tom Green County, Texas Health Facilities Development
Corporation Hospital Revenue - Shannon Health System Project,
5.60%, Due 5/15/06                                                            875,000          888,125
Weslaco, Texas Health Facilities Development Corporation
Hospital Revenue - Knapp Medical Center Project, 5.00%, Due
6/01/07                                                                       315,000          324,056
                                                                                     ------------------
                                                                                             3,535,995
Utah 0.7%
Mountain Regional Water Improvement District Number 2002-1
Special Service Assessment, 6.25%, Due 12/01/08                               960,000          961,200

Vermont 0.2%
Vermont Educational and Health Buildings Financing Agency
Revenue - Health Care Facility-Copley Manor Project, 5.40%, Due
4/01/06 (c) (f)                                                               455,000          338,975

Virgin Islands 0.7%
Virgin Islands Public Finance Authority Revenue:
    6.00%, Due 10/01/06                                                       500,000          516,250
    6.00%, Due 10/01/07                                                       500,000          525,625
                                                                                     ------------------
                                                                                             1,041,875
Virginia 1.5%
Pittsylvania County, Virginia IDA Exempt Facility Revenue -
Multitrade of Pittsylvania Project, 7.50%, Due 1/01/14                      2,000,000        2,079,060

Washington 2.2%
Port Longview, Washington IDC Solid Waste Disposal Revenue -
Weyerhaueser Company Project, 6.875%, Due 10/01/08                          1,500,000        1,651,875
Skagit County, Washington Public Hospital District Revenue
Refunding, 4.00%, Due 12/01/06                                              1,390,000        1,407,375
                                                                                     ------------------
                                                                                             3,059,250
Wisconsin 1.6%
Wisconsin Health and EFA Revenue - Beaver Dam Community
Hospitals, Inc. Project:
    4.25%, Due 8/15/08                                                        300,000          298,875
    4.50%, Due 8/15/09                                                        200,000          199,250
Wisconsin Health and EFA Revenue:
    Bellin Memorial Hospital, Inc. Project, 5.00%, Due 2/15/09                855,000          877,444
    Divine Savior Hospital Project, 4.80%, Due 6/01/06                         25,000           25,438
    Lutheran Home Project, 7.00%, Due 9/01/25                                  30,000           30,022
Wisconsin Health and EFA Revenue - Tomah Memorial Hospital, Inc.
Project:
    3.875%, Due 7/01/06                                                       100,000          100,375
    4.125%, Due 7/01/07                                                       130,000          130,487
Wisconsin Health and EFA Revenue Refunding - Three Pillars
Senior Communities Project, 5.00%, Due 8/15/10                                500,000          529,375
                                                                                     ------------------
                                                                                             2,191,266
Wyoming 0.8%
Teton County, Wyoming Hospital District Hospital Revenue - St.
Johns Medical Center Project, 5.25%, Due 12/01/07                           1,050,000        1,098,562

Multiple States 0.7%
Tax Exempt Municipal Infrastructure Improvement Trust Revenue,
3.80%, Due 5/01/08 (d) (h)                                                  1,000,000        1,008,750
-------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $91,269,941)                                                    90,083,358
-------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 11.7%
Alabama 2.0%
Birmingham, Alabama Special Care Facilities Financing Authority
Revenue - Baptist Medical Centers Health System Project, 4.35%,
Due 11/15/28 (Mandatory Put at $100 on 7/01/06)                             2,800,000        2,802,856

California 0.9%
California Statewide Communities Development Authority
Development Revenue Refunding - Irvine Apartment Communities
Project, 5.25%, Due 5/15/25 (Mandatory Put at $100 on 5/15/13)                675,000          707,063
Fullerton, California Redevelopment Agency COP - Southern
California College of Optometry, 5.00%, Due 4/01/34 (Mandatory
Put at $100 on 4/01/07) (d)                                                   500,000          523,125
                                                                                     ------------------
                                                                                             1,230,188
Illinois 0.7%
Illinois DFA IDR - Citizens Utilities Company Project, 4.80%,
Due 8/01/25 (Putable at $100 and Rate Reset Effective 8/01/07)                660,000          641,850
Illinois DFA PCR Refunding - Central Illinois Public Service
Project, 5.00%, Due 6/01/28 (Mandatory Put at $100 on 12/01/06)               310,000          320,462
                                                                                     ------------------
                                                                                               962,312
Massachusetts 0.7%
Boston, Massachusetts IDFA Revenue - Pilot Seafood Project,
5.875%, Due 4/01/30 (Mandatory Put at $100 on 4/01/07) (d)                  1,015,000        1,042,913

Michigan 2.0%
Michigan Strategic Fund Solid Waste Disposal Revenue Refunding,
3.15%, Due 12/01/13 (Mandatory Put at $100 on 2/01/06)                      2,725,000        2,725,000

Ohio 0.7%
Cuyahoga County, Ohio MFHR Refunding - Parklane Apartments
Project, 6.00%, Due 10/01/37 (Rate Reset Effective 1/01/09) (c)                60,158           40,607
Montgomery County, Ohio Health Care Facilities Revenue Refunding
EXTRAS - Friendship Village of Dayton Project, 9.00%, Due
2/01/22 (Putable at $100 on 2/01/06; Subject to Remarketing) (c)            1,050,000          946,407
                                                                                     ------------------
                                                                                               987,014
Texas 1.5%
Brazos River Authority PCR Refunding - Texas Utilities Electric
Company Project, 5.40%, Due 4/01/30 (Mandatory Put at $100 on
5/01/06)                                                                      750,000          771,562
Trinity River Authority PCR Revenue - TXU Electric Company
Project, 5.00%, Due 5/01/27 (Mandatory Put at $100 on 11/01/06)             1,250,000        1,293,750
                                                                                     ------------------
                                                                                             2,065,312
Virginia 1.1%
Louisa, Virginia IDA Solid Waste and Sewer Disposal Revenue -
Virginia Electric and Power Company Project, 2.30%, Due 3/01/31
(Mandatory Put at $100 on 3/01/07)                                          1,500,000        1,475,625

West Virginia 0.7%
Putnam County, West Virginia PCR Refunding - Appalachian Power
Company Project, 2.80%, Due 5/01/19 (Mandatory Put at $100 on
11/01/06)                                                                   1,000,000          997,500

Multiple States 1.4%
GMAC Municipal Mortgage Trust Preferred Shares, Series A-1-1,
4.15%, Due 10/31/39 (Mandatory Put at $100 on 10/31/09) (h)                 1,000,000          992,500
MMA Financial CDD Senior Securitization Trust Beacon Lakes
Pass-Thru Trust, 3.375%, Due 11/01/08 (d)                                   1,000,000          997,500
                                                                                     ------------------
                                                                                             1,990,000
-------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $16,183,672)                                      16,278,720
-------------------------------------------------------------------------------------------------------
Swap Options Purchased 0.0%
Five Year 4.87% Interest Rate Swap, Expires 7/14/05                         1,800,000            5,040
-------------------------------------------------------------------------------------------------------
Total Swap Options Purchased (Cost $37,440)                                                      5,040
-------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 24.4%
Municipal Bonds 9.9%
Colorado 0.1%
Colorado Health Facilities Authority Hospital Revenue -
Steamboat Springs Health Care Association Project, 4.70%, Due
9/15/05                                                                        85,000           85,562

Hawaii 0.1%
Hawaii Department of Budget and Finance Special Purpose Revenue
- Wilcox Memorial Hospital Project, 4.90%, Due 7/01/05                        200,000          201,598

Illinois 0.4%
Matteson, Illinois Tax Increment Revenue, 3.00%, Due 12/01/05                 635,000          634,657

Iowa 0.4%
Iowa Higher Education Loan Authority RAN, 4.125%, Due 5/24/05                 500,000          501,235

Kansas 1.1%
Kansas Independent College Finance Authority RAN - Ottawa
University Project, 3.90%, Due 5/02/05                                      1,600,000        1,600,352

Kentucky 0.1%
Kenton County, Kentucky Airport Board Special Facilities Revenue
- Mesaba Aviation, Inc. Project, 6.00%, Due 7/01/05                           220,000          219,025

Maine 0.4%
Baileyville, Maine PCR - Georgia-Pacific Corporation Project,
4.75%, Due 6/01/05                                                            500,000          502,125

Maryland 0.6%
Northeast Maryland Waste Disposal Authority Solid Waste Revenue
- Montgomery County Resource Recovery Project, 5.90%, Due 7/01/05             765,000          775,542

Massachusetts 1.1%
Montachusett, Massachusetts Regional Transit Authority RAN,
3.00%, Due 6/17/05                                                          1,500,000        1,499,835

Michigan 0.4%
Flint, Michigan Hospital Building Authority Revenue Refunding -
Hurley Medical Center Project, 4.80%, Due 7/01/05                             615,000          615,295

Missouri 0.2%
Ellisville, Missouri IDA IDR Refunding - Gambrill Gardens
Project, 5.10%, Due 6/01/05                                                   125,000          124,934
I-470 & 350 Transportation Development District Transportation
Revenue, 5.00%, Due 5/01/05                                                   100,000          100,257
                                                                                     ------------------
                                                                                               225,191
Nevada 1.1%
Las Vegas, Nevada Paiute Tribe Revenue, 4.65%, Due 11/01/05 (d)             1,500,000        1,518,465

New Hampshire 0.1%
New Hampshire Higher Educational and Health Facilities Authority
Revenue - New England College Project, 5.375%, Due 3/01/05                    190,000          190,051

New Jersey 0.3%
New Jersey EDA First Mortgage Revenue Refunding - Winchester
Gardens Project, 2.60%, Due 11/01/05                                          400,000          396,096

New York 1.7%
Monroe County, New York BAN, 4.0%, Due 7/28/05                              1,000,000        1,007,190
Nassau County, New York Industrial Development Agency Civic
Facility Revenue - Special Needs Facilities Pooled Program
Project, 5.60%, Due 7/01/05                                                    65,000           65,164
New York, New York Industrial Development Agency Civic Facility
Revenue - Special Needs Facilities Pooled Project, 5.60%, Due
7/01/05                                                                       285,000          285,718
Schenectady, New York TAN, 5.90%, Due 12/30/05                              1,000,000          998,670
                                                                                     ------------------
                                                                                             2,356,742
Oklahoma 0.2%
Citizen Potawatomi Nation Senior Obligation Tax Revenue, 3.40%,
Due 9/01/05                                                                   240,000          239,477

Pennsylvania 0.8%
Chester, Pennsylvania Notes RAN, 4.50%, Due 6/15/05                           675,000          680,967
Ontelaunee Township, Pennsylvania Municipal Authority Sewer
Revenue, 4.25%, Due 11/15/05                                                  500,000          508,295
                                                                                     ------------------
                                                                                             1,189,262
Texas 0.1%
Decatur, Texas Hospital Authority Revenue - Wise Regional Health
System Project, 3.375%, Due 9/01/05                                           145,000          144,397

Vermont 0.3%
Vermont Educational and Health Buildings Financing Agency
Revenue - Vermont Council of Developmental and Mental Health
Project, 6.20%, Due 12/15/05                                                  360,000          366,167

Virginia 0.3%
Southeastern Virginia Public Service Authority Revenue, 4.40%,
Due 7/01/05                                                                   380,000          382,797

Wisconsin 0.1%
Wisconsin Health and EFA Revenue - Tomah Memorial Hospital, Inc.
Project, 3.25%, Due 7/01/05                                                   100,000          100,114
                                                                                     ------------------
Total Municipal Bonds                                                                       13,743,985

Variable Rate Municipal Bonds 12.7%
Arizona 1.3%
Maricopa County Arizona Pollution Control Corporation PCR
Refunding:
    Arizona Public Service Company Project, 1.875%, Due 5/01/29
(Mandatory Put at $100 on 3/01/05)                                            750,000          749,520
    El Paso Electric Company Project, 6.25%, Due 5/01/37
(Mandatory Put at $100 on 8/01/05)                                          1,000,000        1,018,310
                                                                                     ------------------
                                                                                             1,767,830
California 1.1%
California Statewide Communities Development Authority COP -
Retirement Housing Foundation Project, 5.25%, Due 12/01/28
(Putable at $100 and Rate Reset Effective 3/02/05) (d)                      1,500,000        1,500,000

Illinois 2.7%
Illinois DFA PCR Refunding - Illinois Power Company Project,
1.80%, Due 4/01/32 (Putable at $100 and Rate Reset Effective
2/21/05) (d)                                                                2,000,000        2,000,000
Salem, Illinois IDR - Americana Building Products Project,
3.00%, Due 4/01/17 (Putable at $100 and Rate Reset Effective
2/10/05) (d)                                                                1,760,000        1,760,000
                                                                                     ------------------
                                                                                             3,760,000
Iowa 0.5%
Cedar Rapids, Iowa First Mortgage Revenue - Cottage Grove Place
Project, 5.625%, Due 7/01/28 (Mandatory Put at $100 on 7/01/05
Subject to Remarketing) (c)                                                   750,000          738,727

Kentucky 1.4%
Hopkinsville, Kentucky IDR - Douglas Autotech Corporation
Project, 4.74%, Due 4/01/15 (Putable at $100 and Rate Reset
Effective 2/09/05) (d)                                                      2,000,000        2,000,000

Michigan 0.6%
Michigan Strategic Fund Solid Waste Disposal Revenue - Waste
Management, Inc. Project, 4.20%, Due 12/01/12 (Mandatory Put at
$100 on 12/01/05)                                                             850,000          856,511

New Hampshire 0.4%
New Hampshire IDA Revenue - International Paper Project, 3.00%,
Due 10/15/06 (Mandatory Put at $100 on 10/15/05)                              500,000          500,400

Ohio 0.4%
Ohio Air Quality Development Authority PCR Refunding - Toledo
Edison Company Project, 3.10%, Due 9/01/33 (Mandatory Put at
$100 on 9/01/05)                                                              500,000          498,430

Oregon 0.4%
Gilliam County, Oregon Solid Waste Disposal Revenue - Waste
Management Project, 2.50%, Due 7/01/29 (Mandatory Put at $100 on
5/01/05)                                                                      500,000          498,905

Washington 1.4%
Yakima, Washington Housing Authority Revenue - Klickitat Valley
Hospital Project, 2.85%, Due 10/01/23 (Putable at $100 and Rate
Reset Effective 2/10/05) (d)                                                2,000,000        2,000,000

Wyoming 1.1%
Gillette, Wyoming Environmental Improvement Revenue - Black
Hills Power and Light Company Project, 2.40%, Due 6/01/24
(Putable at $100 and Rate Reset Effective 2/08/05)                          1,500,000        1,500,000

Multiple States 1.4%
Charter Mac Equity Issuer Trust Bonds, 3.25%, Due 3/15/07
(Mandatory Put at $100 on 3/15/05)                                          2,000,000        2,001,140
                                                                                     ------------------
Total Variable Rate Municipal Bonds                                                         17,621,943

Municipal Money Market Funds 1.8%
Multiple States
Strong Tax-Free Money Fund (g)                                              2,570,000        2,570,000
-------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $33,697,185)                                             33,935,928
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $141,188,238) 100.9%                                 140,303,046
Other Assets and Liabilities, Net (0.9%)                                                    (1,313,293)
-------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                         $138,989,753
=======================================================================================================

SWAPS
----------------------------------------------------------------------------
Open Swap contracts at January 31, 2005 consisted of the following:
----------------------------------------------------------------------------

                                                            Annual        Credit       Unrealized
                                                            Premium     Protection    Appreciation/
Issuer                                  Notional Amount      Paid       Purchased     (Depreciation)
--------------------------------------------------------------------------------------------------------
JP Morgan Chase Credit Protection*         1,000,000         0.48%      $1,000,000        ($5,770)
(expires 12/20/06)

* Protection against credit rating decline of American Electric Power Company, Inc.


LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) All or a portion of security is when-issued.
(c) Illiquid security.
(d) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(e) Escrowed to maturity.
(f) Non-income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bankruptcy, or the fund halted accruing income.
(g) Affiliated issuer.
(h) Restricted security.

For fixed rate bonds, maturity date represents actual maturity. For variable rate bonds, maturity date represents the longer of the next put date or interest adjustment date.

Percentages are stated as a percent of net assets.

ABBREVIATIONS
-------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    -- Bond Anticipation Notes
BP     -- Basis Points
CDA    -- Commercial Development Authority
CDR    -- Commercial Development Revenue
COP    -- Certificates of Participation
DFA    -- Development Finance Authority
EDA    -- Economic Development Authority
EDC    -- Economic Development Corporation
EDFA   -- Economic Development Finance Authority
EDR    -- Economic Development Revenue
EFA    -- Educational Facilities Authority
EXTRAS -- Extendable Rate Adjustable Securities
GO     -- General Obligation
HDA    -- Housing Development Authority
HDC    -- Housing Development Corporation
HFA    -- Housing Finance Authority
HFC    -- Housing Finance Corporation
IBA    -- Industrial Building Authority
IBR    -- Industrial Building Revenue
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDC    -- Industrial Development Corporation
IDFA   -- Industrial Development Finance Authority
IDR    -- Industrial Development Revenue
IFA    -- Investment Finance Authority
MERLOT -- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   -- Multi-Family Housing Revenue
MFMR   -- Multi-Family Mortgage Revenue
PCFA   -- Pollution Control Financing Authority
PCR    -- Pollution Control Revenue
RAN    -- Revenue Anticipation Notes
SFHR   -- Single Family Housing Revenue
SFMR   -- Single Family Mortgage Revenue
TAN    -- Tax Anticipation Notes
TRAN   -- Tax and Revenue Anticipation Notes

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Tax-Free Money Fund
January 31, 2005 (Unaudited)
                                                                     Principal     Yield to   Maturity
                                                                      Amount       Maturity   Date (a)     Amortized Cost
---------------------------------------------------------------------------------------------------------------------------
Municipal Bonds 2.9%
Texas
Texas 3.00% Tax & RAN                                                 $30,000,000      2.06%    8/31/05       $ 30,161,076
---------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                           30,161,076
---------------------------------------------------------------------------------------------------------------------------

Variable Rate Put Bonds 97.1%
Alabama 2.1%

Alabama HFA MFHR Refunding - Rime Village Hoover Project (b)              435,000       1.89    2/08/05            435,000
Mobile, Alabama IDB PCR Refunding - Alabama Power Company Project       3,500,000       1.90    2/01/05          3,500,000
Montgomery, Alabama Downtown Redevelopment Authority Revenue -
Southern Poverty Law Project                                           15,000,000       1.99    2/08/05         15,000,000
Montgomery, Alabama Educational Building Authority Facilities
Revenue - Faulkner University Campus Project (b)                        3,000,000       1.99    2/08/05          3,000,000
                                                                                                       --------------------
                                                                                                                21,935,000

Alaska 3.7%
Alaska Industrial Development and Export Authority (b):
    Lot 6                                                               1,895,000       2.34    2/08/05          1,895,000
    Lot 8                                                                  50,000       2.34    2/08/05             50,000
    Lot 11                                                                 55,000       2.34    2/08/05             55,000
Valdez, Alaska Marine Terminal Revenue Refunding - BP Pipelines,
Inc. Project:
    Series 2001                                                         4,800,000       1.94    2/01/05          4,800,000
    Series 2003-A                                                      13,600,000       1.94    2/01/05         13,600,000
    Series 2003-B                                                      11,725,000       1.94    2/01/05         11,725,000
    Series 2003-C                                                       6,550,000       1.94    2/01/05          6,550,000
                                                                                                       --------------------
                                                                                                                38,675,000

Arizona 0.3%
Phoenix, Arizona IDA MFHR (b) (c)                                       3,545,000       1.80    6/15/05          3,545,000

California 7.9%
California Department of Water Resources Power Supply Revenue
(b):
   Series C-2                                                          10,000,000       1.82    2/08/05         10,000,000
   Series C-7                                                           2,600,000       1.82    2/08/05          2,600,000
California Economic Recovery Revenue (b)                               11,000,000       1.83    2/08/05         11,000,000
California Municipal Securities Trust Receipts GO (b)                   4,595,000       1.92    2/01/05          4,595,000
Lancaster, California Redevelopment Agency MFHR (b)                    20,375,000       1.92    2/08/05         20,375,000
San Diego, California Public Facilities Financing Authority
Lease Revenue (b):
    Series B                                                           13,000,000       1.89    2/08/05         13,000,000
    Series C                                                            6,000,000       1.89    2/08/05          6,000,000
Simi Valley, California MFHR (b)                                       14,695,000       1.91    2/01/05         14,695,000
                                                                                                       --------------------
                                                                                                                82,265,000

Colorado 3.0%
Aspen Valley Hospital District Revenue (b)                              4,700,000       1.91    2/08/05          4,700,000
Broomfield Village, Colorado Metropolitan District Number 2
Special Obligation Revenue Refunding (b)                                3,910,000       2.19    2/08/05          3,910,000
Cherry Creek, Colorado South Metropolitan District Number 1
Refunding and Improvement (b)                                           2,549,000       2.35   12/15/05          2,549,000
Colorado Educational and Cultural EFA Revenue (b):
    Charter School Challenge Project                                    3,475,000       2.00    2/08/05          3,475,000
    James Irwin Project                                                 4,800,000       1.91    2/08/05          4,800,000
Denver, Colorado International Business Center Metropolitan
District Number 1 Refunding and Improvement (b)                         8,065,000       2.24    2/08/05          8,065,000
Southeast Public Improvement Metropolitan District of Colorado
(b)                                                                     3,600,000       1.89    2/08/05          3,600,000
                                                                                                       --------------------
                                                                                                                31,099,000

Connecticut 0.3%
Northeast Tax-Exempt Bond Grantor Trust Certificates (b)                3,560,000       1.99    2/08/05          3,560,000

Florida 17.0%
Alachua County, Florida Health Facilities Authority Revenue -
Shands Teaching Hospital Project (b)                                   14,715,000       1.91    2/01/05         14,715,000
Brevard County, Florida Health Facilities Authority Revenue -
Wuesthoff Memorial Hospital Project (b)                                 1,425,000       1.86    2/08/05          1,425,000
Broward County, Florida HFA MFHR (b)                                    9,700,000       1.86    2/08/05          9,700,000
Collier County, Florida IDA Educational Facilities Revenue -
Community School Naples, Inc. Project (b)                               3,750,000       1.85    2/08/05          3,750,000
Dade County, Florida IDA IDR - Dolphins Stadium Project (b)             2,775,000       1.85    2/08/05          2,775,000
Escambia County, Florida Health Facilities Authority Health
Facility Revenue Refunding (b)                                         10,390,000       1.96    2/01/05         10,390,000
Florida Housing Finance Agency MFHR Refunding - Monterey Lake
Project (b)                                                               100,000       1.87    2/08/05            100,000
Fort Lauderdale, Florida Revenue - Pine Crest Preparatory School
Project (b)                                                             3,730,000       1.85    2/08/05          3,730,000
Gainesville and Hall Counties, Georgia Development Authority
Revenue - Senior Living Facility-Lanier Village Project (b):
    Series A                                                            4,000,000       1.96    2/01/05          4,000,000
    Series B                                                           32,700,000       1.96    2/01/05         32,700,000
Hillsborough County, Florida Aviation Authority Special Purpose
Revenue Refunding - Delta Air Lines Project (b)                           800,000       1.86    2/08/05            800,000
Ithaka Partners II Trust Certificates (b)                               1,702,792       2.50    2/08/05          1,702,792
Jackson County, Florida PCR Refunding - Gulf Power Company
Project                                                                   300,000       1.96    2/01/05            300,000
Jacksonville, Florida Electric Authority Revenue                        4,800,000       1.90    2/01/05          4,800,000
Jacksonville, Florida Health Facilities Authority Health
Facilities Revenue - Samuel C. Taylor Foundation Project (b)              150,000       1.90    2/08/05            150,000
Jacksonville, Florida Health Facilities Authority Hospital
Revenue (b)                                                            16,855,000       1.91    2/01/05         16,855,000
Lee County, Florida IDA Health Care Facilities Revenue Refunding
and Improvement - Hope Hospice Project (b)                              4,690,000       1.91    2/01/05          4,690,000
Nassau County, Florida PCR - Rayonier Project (b)                         435,000       1.85    2/08/05            435,000
Orange County, Florida Health Facilities Authority Revenue (b)          5,170,000       1.85    2/08/05          5,170,000
Orange County, Florida IDA Revenue - Jewish Federation of
Greater Orlando Project (b)                                             1,200,000       1.85    2/08/05          1,200,000
Orlando & Orange County, Florida Expressway Authority Revenue
Refunding (b):
    Series C-1                                                          2,935,000       1.85    2/08/05          2,935,000
    Series C-3                                                          7,100,000       1.85    2/08/05          7,100,000
Palm Beach County, Florida Health Facilities Authority Revenue -
Bethesda Healthcare System Project (b)                                  8,625,000       1.91    2/01/05          8,625,000
Palm Beach County, Florida School Board COP (b)                         7,600,000       1.84    2/08/05          7,600,000
Pasco County, Florida School Board COP (b)                              2,900,000       1.84    2/08/05          2,900,000
Pinellas County, Florida EFA Revenue (b)                                8,700,000       1.86    2/08/05          8,700,000
Saint Lucie County, Florida PCR                                        11,800,000       1.96    2/01/05         11,800,000
Sarasota County, Florida Utility Systems Revenue (b)                      500,000       1.87    2/08/05            500,000
University Athletic Association, Inc. Florida Capital
Improvement Revenue - University Florida Stadium Project (b)            2,150,000       1.97    2/01/05          2,150,000
University South Florida Foundation, Inc. COP (b):
    Series 2                                                            2,060,000       1.79    2/08/05          2,060,000
    Series 3                                                            3,055,000       1.79    2/08/05          3,055,000
                                                                                                       --------------------
                                                                                                               176,812,792

Georgia 3.8%
Burke County, Georgia Development Authority PCR:
    Georgia Power Company Plant Vogtle Project                         10,900,000       1.91    2/01/05         10,900,000
    Oglethorpe Power Corporation Project (b)                            8,000,000       1.91    2/01/05          8,000,000
Fulton County, Georgia Development Authority Revenue - Galloway
Schools, Inc. Project (b)                                               7,000,000       1.85    2/08/05          7,000,000
Macon-Bibb County, Georgia Hospital Authority Revenue
Anticipation Certificates (b)                                           3,500,000       1.91    2/01/05          3,500,000
Monroe County, Georgia Development Authority PCR - Oglethorpe
Power Corporation Project (b)                                           1,640,000       1.91    2/01/05          1,640,000
Rockdale County, Georgia Development Authority Multi-Family
Revenue (b)                                                             8,135,000       1.94    2/08/05          8,135,000
                                                                                                       --------------------
                                                                                                                39,175,000

Idaho 0.2%
Boise, Idaho Housing Authority MFHR Refunding - Civic Plaza
Housing Project (b)                                                     2,500,000       1.94    2/08/05          2,500,000

Illinois 2.8%
Centerpoint Intermodal Center Program Trust (b)                        19,975,000       1.94    2/08/05         19,975,000
East Peoria, Illinois CDR Refunding - Kroger Company Project (b)        3,125,000       1.94    2/08/05          3,125,000
Illinois Health Facilities Authority Revenue - Resurrection
Health Project (b)                                                      6,500,000       1.95    2/01/05          6,500,000
                                                                                                       --------------------
                                                                                                                29,600,000

Kentucky 2.4%
Kentucky EDFA Revenue - Pooled Hospital Loan Program Project (b)       25,485,000       2.00    2/08/05         25,485,000

Louisiana 1.4%
Louisiana Public Facilities Authority Revenue (b)                       4,115,000       1.93    2/08/05          4,115,000
New Orleans, Louisiana Sales Tax Increment Revenue (b)                  9,975,000       2.00    2/08/05          9,975,000
                                                                                                       --------------------
                                                                                                                14,090,000

Maryland 1.0%
Maryland EDC Revenue - United States Pharmacopeial Project (b)         10,000,000       1.92    2/01/05         10,000,000

Massachusetts 3.4%
Massachusetts DFA MFHR (b)                                             13,575,000       1.90    2/01/05         13,575,000
Massachusetts Health and EFA Revenue - Capital Asset Program
Project (b)                                                             9,500,000       1.79    2/08/05          9,500,000
Massachusetts Industrial Finance Agency IDR - Portland Causeway
Project (b)                                                             2,600,000       1.60    2/08/05          2,600,000
Massachusetts Industrial Finance Agency Industrial Revenue - New
England Milling Company Project (b)                                     9,400,000       1.96    2/01/05          9,400,000
                                                                                                       --------------------
                                                                                                                35,075,000

Michigan 0.4%
Greater Detroit Resources Recovery Authority Revenue (b)                4,620,000       1.88    2/08/05          4,620,000

Minnesota 0.5%
Burnsville, Minnesota Housing Revenue - Provence LLC Project (b)        4,948,000       2.10    2/08/05          4,948,000

Mississippi 1.6%
Jackson County, Mississippi Port Facility Revenue Refunding -
Chevron USA, Inc. Project                                              13,100,000       1.94    2/01/05         13,100,000
Panola County, Mississippi IDR Refunding - Kroger Company
Project (b)                                                             3,250,000       1.94    2/08/05          3,250,000
                                                                                                       --------------------
                                                                                                                16,350,000

Missouri 0.1%
St. Louis County, Missouri IDA Educational Facilities Revenue
Refunding - Whitfield School, Inc. Project (b)                          1,400,000       1.88    2/08/05          1,400,000

Nebraska 0.9%
Buffalo County, Nebraska IDR - Agrex, Inc. Project (b)                  3,510,000       1.84    2/08/05          3,510,000
Nuckolls County, Nebraska IDR - Agrex, Inc. Project (b)                 5,100,000       1.84    2/08/05          5,100,000
Sarpy County, Nebraska Hospital Authority Number 1 Health
Facilities Revenue - Immanuel Health Systems Project (b)                1,150,000       1.95    2/01/05          1,150,000
                                                                                                       --------------------
                                                                                                                 9,760,000

New Mexico 0.5%
Hurley, New Mexico PCR - Kennecott Sante Fe Corporation - BP
Amoco Project                                                           5,230,000       1.94    2/01/05          5,230,000

New York 2.7%
Monroe County, New York Industrial Development Agency Revenue -
Electronic Navigation Industries - Emerson Electric Company
Project                                                                 4,950,000       1.80    7/01/05          4,950,000
New York, New York Transitional Finance Authority Revenue               8,000,000       1.87    2/08/05          8,000,000
Oneida Indian Nation New York (b)                                       5,000,000       1.83    2/08/05          5,000,000
Ontario County, New York Industrial Development Agency IDR
Refunding - Seneca Foods Corporation Project (b)                        5,185,000       1.99    2/08/05          5,185,000
Wayne County, New York IDA IDR - Seneca Foods Corporation
Project (b)                                                             5,060,000       1.99    2/08/05          5,060,000
                                                                                                       --------------------
                                                                                                                28,195,000

Ohio 6.1%
Franklin County, Ohio Hospital Revenue (b)                             19,800,000       1.88    2/08/05         19,800,000
Hamilton County, Ohio Health Care Facilities Revenue - MLB
Hilltop Health Facilities Project (b)                                   6,795,000       2.13    2/08/05          6,795,000
Hamilton County, Ohio Hospital Facilities Revenue (b)                  11,330,000       1.93    2/08/05         11,330,000
Hamilton, Ohio Electric Revenue (b)                                    25,700,000       1.84    2/08/05         25,700,000
                                                                                                       --------------------
                                                                                                                63,625,000

Oklahoma 2.0%
Tulsa County, Oklahoma Industrial Authority Revenue - First
Mortgage Montercau Project (b)                                          7,960,000       1.94    2/01/05          7,960,000
Tulsa, Oklahoma Industrial Authority Revenue - Tulsa County
Housing Fund, Inc. Project (b):
    Series 2000                                                           700,000       1.87    2/08/05            700,000
    Series 2002                                                        11,700,000       1.87    2/08/05         11,700,000
                                                                                                       --------------------
                                                                                                                20,360,000

Pennsylvania 4.6%
Allegheny County, Pennsylvania IDA Health and Housing Facilities
Revenue Refunding - Longwood Project (b):
    Series A                                                            6,725,000       1.96    2/01/05          6,725,000
    Series B                                                            7,750,000       1.96    2/01/05          7,750,000
Butler County, Pennsylvania IDA Revenue - Concordia Lutheran
Project (b):
Series 2000-A                                                           3,750,000       1.87    2/08/05          3,750,000
Series 2000-B                                                           6,860,000       1.87    2/08/05          6,860,000
Series 2004-A                                                          10,500,000       1.57    4/01/05         10,516,048
College Township, Pennsylvania IDA IDR - Presbyterian Homes
Project (b)                                                               100,000       2.75   12/01/05            100,000
Daniel Boone, Pennsylvania Area School District GO (b)                  5,000,000       1.86    2/08/05          5,000,000
North Pennsylvania Health, Hospital and Education Authority
Hospital Revenue - Maple Village Project (b)                            7,415,000       1.90    2/08/05          7,415,000
                                                                                                       --------------------
                                                                                                                48,116,048

Puerto Rico 1.1%
Puerto Rico Commonwealth GO (b)                                         9,900,000       1.86    2/08/05          9,900,000
Puerto Rico Industrial Tourist Educational, Medical and
Environmental Control Facilities Financing Authority Hospital
Revenue                                                                 1,025,000       1.86    2/08/05          1,025,000
                                                                                                       --------------------
                                                                                                                10,925,000

Rhode Island 0.4%
Rhode Island Health and Educational Building Corporation
Educational Institution Revenue - St. Andrews School Project (b)        3,900,000       1.92    2/01/05          3,900,000

South Carolina 0.1%
South Carolina Housing, Finance and Development Authority MFHR
(b)                                                                     1,120,000       1.93    2/08/05          1,120,000

South Dakota 0.9%
South Dakota Health and EFA Revenue - Sioux Valley Hospitals and
Health Project:
   Series 2000                                                          4,470,000       2.15    2/08/05          4,470,000
   Series 2004 (b)                                                      5,000,000       1.90    2/08/05          5,000,000
                                                                                                       --------------------
                                                                                                                 9,470,000

Tennessee 6.6%
Clarksville, Tennessee Public Building Authority Revenue (b):
    Series 2001                                                         4,835,000       1.92    2/01/05          4,835,000
    Series 2003                                                         4,440,000       1.92    2/01/05          4,440,000
Jackson, Tennessee Health, Educational and Housing Facility
Board Revenue (b):
    Union University Project                                            3,100,000       1.99    2/08/05          3,100,000
    University School of Jackson Project, Series 2001                   5,100,000       1.99    2/08/05          5,100,000
    University School of Jackson Project, Series 2003                   5,315,000       1.99    2/08/05          5,315,000
Knox County, Tennessee Health, Educational and Housing
Facilities Board Revenue - Holston Long Term Care Project (b)           3,100,000       2.04    2/08/05          3,100,000
Metropolitan Government of Nashville and Davidson County,
Tennessee H&E Facilities Board Revenue - Vanderbilt University
Project                                                                31,000,000       1.83    2/08/05         31,000,000
Metropolitan Government of Nashville and Davidson County,
Tennessee IDB Revenue (b):
    American Cancer Society Project                                     2,500,000       1.99    2/08/05          2,500,000
    Second Harvest Food Bank Project                                    3,405,000       1.99    2/08/05          3,405,000
Montgomery County, Tennessee Public Building Authority Pooled
Financing Revenue (b)                                                   5,855,000       1.92    2/01/05          5,855,000
                                                                                                       --------------------
                                                                                                                68,650,000

Texas 4.8%
Bell County, Texas Health Facilities Development Corporation
Revenue - Scott & White Memorial Hospital Project (b)                   7,300,000       1.90    2/01/05          7,300,000
Harris County, Texas Health Facilities Development Corporation
Revenue:
   Methodist Hospital Project                                           1,450,000       1.90    2/01/05          1,450,000
   Series 6 (b)                                                        14,655,000       2.14    2/08/05         14,655,000
   Series PA 549 (b)                                                    8,995,000       1.99    2/08/05          8,995,000
Matagorda County, Texas Hospital District Revenue (b)                   3,900,000       2.19    2/08/05          3,900,000
North Central Texas Health Facility Development Corporation
Revenue (b)                                                             6,010,000       1.88    2/15/22          6,010,000
Port of Port Arthur, Texas Navigational District PCR Refunding -
Texaco, Inc. Project                                                    7,270,000       1.95    2/01/05          7,270,000
                                                                                                       --------------------
                                                                                                                49,580,000

Utah 0.8%
West Valley, Utah IDR - Johnson Matthey, Inc. Project (b)               8,550,000       1.91    2/01/05          8,550,000

Virginia 1.5%
Alexandria, Virginia Redevelopment and Housing Authority MFHR (b)      15,320,000       1.93    2/08/05         15,320,000

West Virginia 1.4%
Harrison County, West Virginia Board of Education MERLOT (b)           11,175,000       2.09    2/08/05         11,175,000
Monongalia County, West Virginia Board of Education Revenue -
MERLOT (b)                                                              3,820,000       2.09    2/08/05          3,820,000
                                                                                                       --------------------
                                                                                                                14,995,000

Wisconsin 1.0%
Badger Tobacco Asset Securitization Corporation Wisconsin
Tobacco Settlement Revenue (b)                                          6,520,000       1.96    2/08/05          6,520,000
Milwaukee, Wisconsin Redevelopment Authority Revenue - School
Engineering Project (b)                                                 3,915,000       2.00    2/08/05          3,915,000
                                                                                                       --------------------
                                                                                                                10,435,000

Wyoming 2.3%
Campbell County, Wyoming IDR - Powder Basin Properties Project
(b)                                                                       270,000       2.04    2/08/05            270,000
Sweetwater County, Wyoming PCR Refunding - Idaho Power Company
Project                                                                23,900,000       1.95    2/01/05         23,900,000
                                                                                                       --------------------
                                                                                                                24,170,000

Multiple States 7.5%
Clipper Brigantine Tax-Exempt Certificates Trust (b)                   10,270,000       2.19    2/08/05         10,270,000
Clipper Tax-Exempt Trust COP (b):
   Series 1998-2                                                       22,385,000       1.96    2/08/05         22,385,000
   Series 2003-5                                                       16,200,000       1.96    2/08/05         16,200,000
MBIA Capital Corporation Tax-Exempt Grantor Trust (b)                   2,940,000       1.94    2/08/05          2,940,000
Pitney Bowes Credit Corporation Leasetops Trusts Certificates
(b):
    Series 1999-2                                                       5,278,576       2.04    2/08/05          5,278,576
    Series 2002-1                                                       4,702,880       2.04    2/08/05          4,702,880
Putable Floating Option Tax-Exempt Receipts (b)                        16,300,000       1.97    2/01/05         16,300,000
                                                                                                       --------------------
                                                                                                                78,076,456
---------------------------------------------------------------------------------------------------------------------------
Total Variable Rate Put Bonds                                                                                1,011,612,296
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities 100.0%                                                                       1,041,773,372
Other Assets and Liabilities, Net (0.0%)                                                                          (328,510)
---------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                           $1,041,444,862
===========================================================================================================================

LEGEND
-------------------------------------------------------------------------------
(a) Maturity date represents actual maturity or the longer of the next put date or interest adjustment date. For U.S. Government Agency Securities, maturity date represents actual maturity or the next interest adjustment date.
(b) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(c) Illiquid security.

Percentages are stated as a percent of net assets.

ABBREVIATIONS
-------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    -- Bond Anticipation Notes
BP     -- Basis Points
CDA    -- Commercial Development Authority
CDR    -- Commercial Development Revenue
COP    -- Certificates of Participation
DFA    -- Development Finance Authority
EDA    -- Economic Development Authority
EDC    -- Economic Development Corporation
EDFA   -- Economic Development Finance Authority
EDR    -- Economic Development Revenue
EFA    -- Educational Facilities Authority
EXTRAS -- Extendable Rate Adjustable Securities
GO     -- General Obligation
HDA    -- Housing Development Authority
HDC    -- Housing Development Corporation
HFA    -- Housing Finance Authority
HFC    -- Housing Finance Corporation
IBA    -- Industrial Building Authority
IBR    -- Industrial Building Revenue
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDC    -- Industrial Development Corporation
IDFA   -- Industrial Development Finance Authority
IDR    -- Industrial Development Revenue
IFA    -- Investment Finance Authority
MERLOT -- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   -- Multi-Family Housing Revenue
MFMR   -- Multi-Family Mortgage Revenue
PCFA   -- Pollution Control Financing Authority
PCR    -- Pollution Control Revenue
RAN    -- Revenue Anticipation Notes
SFHR   -- Single Family Housing Revenue
SFMR   -- Single Family Mortgage Revenue
TAN    -- Tax Anticipation Notes
TRAN   -- Tax and Revenue Anticipation Notes

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Wisconsin Tax-Free Fund
January 31, 2005 (Unaudited)
                                                                       Shares or
                                                                   Principal Amount       Value
-----------------------------------------------------------------------------------------------------
Municipal Bonds 91.4%
Arizona 3.4%
Maricopa County, Arizona IDA SFMR, Zero %, Due 12/31/14 (d)             $ 2,570,000      $ 1,728,325

Guam 0.5%
Guam Government GO, 5.20%, Due 11/15/08                                      10,000           10,046
Guam Government Infrastructure Improvement GO, 5.50%, Due
11/01/08                                                                     20,000           21,850
Guam Power Authority Revenue:
    5.25%, Due 10/01/13                                                     195,000          195,956
   Series A, 5.25%, Due 10/01/13                                              5,000            5,519
                                                                                   ------------------
                                                                                             233,371
Indiana 0.4%
Indianapolis, Indiana New Public Housing Authority Revenue,
5.25%, Due 4/01/09                                                          200,000          214,500

Northern Mariana Islands 0.3%
Commonwealth of Northern Mariana Islands, 5.50%, Due 6/01/07 (c)            150,000          158,062

Puerto Rico 17.1%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue:
    5.00%, Due 5/15/08                                                      750,000          782,813
    5.00%, Due 5/15/09                                                      250,000          261,250
    5.75%, Due 7/01/20 (Pre-Refunded at $100 on 7/01/10)                    720,000          785,700
    6.00%, Due 7/01/26 (Pre-Refunded at $100 on 7/01/10)                    480,000          551,400
Commonwealth of Puerto Rico Aqueduct and Sewer Authority
Revenue, 10.25%, Due 7/01/09 (d)                                            330,000          394,762
Commonwealth of Puerto Rico Aqueduct and Sewer Authority Revenue
Refunding, 6.25%, Due 7/01/12 (c)                                            25,000           29,969
Commonwealth of Puerto Rico Capital Appreciation GO Refunding,
Zero %, Due 7/01/06                                                           5,000            4,819
Commonwealth of Puerto Rico Highway and Transportation Authority
Revenue, 5.50%, Due 7/01/13 (c)                                             200,000          231,500
Commonwealth of Puerto Rico Medical Services Administration COP:
    4.00%, Due 6/01/06                                                      265,000          266,023
    4.15%, Due 12/01/06                                                     270,000          271,075
    4.25%, Due 6/01/07                                                      275,000          276,130
Commonwealth of Puerto Rico Public Improvement GO, 5.25%, Due
7/01/11                                                                     100,000          111,000
Commonwealth of Puerto Rico Public Improvement GO Refunding,
5.50%, Due 7/01/16                                                          200,000          236,250
Puerto Rico Electric Power Authority Revenue, 5.25%, Due 7/01/29
(c)                                                                         300,000          325,125
Puerto Rico Electric Power Authority Revenue Refunding:
    Zero %, Due 7/01/17                                                     355,000          206,344
    5.00%, Due 7/01/11 (c)                                                  100,000          111,500
    5.25%, Due 7/01/22 (c)                                                  675,000          740,813
Puerto Rico HFA Revenue, 5.00%, Due 12/01/17                                600,000          647,250
Puerto Rico Industrial, Medical and Environmental PCFA
Facilities Revenue - PepsiCo, Inc. Project, 6.25%, Due 11/15/13              50,000           51,194
Puerto Rico Industrial Tourist Educational, Medical and
Environmental Control Facilities Revenue - Ana G. Mendez
University System Project:
    5.00%, Due 2/01/09                                                      120,000          126,450
    5.00%, Due 12/01/09                                                     405,000          429,300
    5.00%, Due 12/01/10                                                     430,000          455,262
    5.375%, Due 2/01/29                                                      35,000           35,875
Puerto Rico Industrial Tourist Educational, Medical and
Environmental Control Facilities Revenue:
    Dr. Pila Hospital Project, 5.875%, Due 8/01/12 (c)                       70,000           72,332
    Hospital Auxilio Mutuo Project, 5.50%, Due 7/01/17 (c)                  215,000          229,513
    Hospital de la Concepcion Project, 6.50%, Due 11/15/20                   25,000           29,156
Puerto Rico Municipal Finance Agency GO, 5.75%, Due 8/01/13 (c)             300,000          340,500
Puerto Rico Municipal Finance Agency GO Refunding, 5.625%, Due
8/01/10 (c)                                                                  25,000           28,062
Puerto Rico Municipal Finance Agency Revenue, 5.25%, Due 8/01/21
(c)                                                                         500,000          557,500
Puerto Rico Municipal Finance Agency Revenue Refunding, 5.00%,
Due 7/01/08 (c)                                                              20,000           21,425
Puerto Rico Public Buildings Authority Guaranteed Public
Education and Health Facilities Revenue Refunding, 5.60%, Due
7/01/08                                                                      25,000           27,094
Puerto Rico Public Buildings Authority Guaranteed Revenue,
5.00%, Due 7/01/13 (c)                                                       10,000           10,750
                                                                                   ------------------
                                                                                           8,648,136
Virgin Islands 6.1%
University of the Virgin Islands GO Improvement, 5.375%, Due
6/01/34                                                                     500,000          526,875
University of the Virgin Islands Refunding and Improvement
Revenue (c):
    5.30%, Due 12/01/08                                                      45,000           48,431
    5.85%, Due 12/01/14                                                     150,000          165,188
Virgin Islands Public Finance Authority Revenue:
    5.20%, Due 10/01/09                                                     150,000          159,000
    5.50%, Due 10/01/08 (c)                                                 425,000          459,000
    5.875%, Due 10/01/18                                                  1,665,000        1,735,762
                                                                                   ------------------
                                                                                           3,094,256
Washington 0.6%
Seattle, Washington New Public Housing Authority Revenue,
4.875%, Due 8/01/07                                                         300,000          317,625

Wisconsin 63.0%
Ashwaubenon, Wisconsin Community Development Authority Lease
Revenue - Arena Project:
    4.80%, Due 6/01/16                                                       20,000           21,325
    5.05%, Due 6/01/19                                                      100,000          107,875
    5.10%, Due 6/01/20                                                      790,000          855,175
    5.80%, Due 6/01/29 (Pre-Refunded at $100 on 6/01/09)                    185,000          208,588
Baraboo, Wisconsin Community Development Authority Housing
Revenue Refunding:
     4.00%, Due 3/01/06                                                      75,000           75,076
     4.50%, Due 3/01/08                                                      65,000           66,300
     4.70%, Due 3/01/10                                                      95,000           97,969
     4.80%, Due 3/01/11                                                      80,000           83,100
Beloit, Wisconsin Community Development Authority Lease Revenue,
5.50%, Due 3/01/20                                                          800,000          870,000
Bristol, Wisconsin Community Development Authority Lease
Revenue, 6.125%, Due 3/01/12                                                595,000          615,331
Brown County, Wisconsin Housing Authority Student Housing
Revenue - University Village Housing, Inc. Project:
    4.20%, Due 4/01/12                                                       50,000           50,625
    4.50%, Due 4/01/14                                                      100,000          101,250
    5.125%, Due 4/01/21                                                      50,000           50,750
    5.25%, Due 4/01/11                                                       80,000           82,400
    5.40%, Due 4/01/17                                                      105,000          106,969
Cudahy, Wisconsin Community Development Authority Redevelopment
Lease Revenue, 4.70%, Due 6/01/09                                           175,000          186,813
DeForest, Wisconsin Redevelopment Authority Redevelopment Lease
Revenue, 6.25%, Due 2/01/18                                               1,000,000        1,000,000
Franklin, Wisconsin Community Development Authority
Redevelopment Lease Revenue Refunding, 4.80%, Due 4/01/09                   600,000          621,000
Glendale, Wisconsin Community Development Authority Lease
Revenue - Bayshore Public Parking Project, 4.75%, Due 10/01/20              500,000          528,750
Glendale, Wisconsin Community Development Authority Lease
Revenue Refunding, 5.00%, Due 10/01/19                                       45,000           47,587
Grant County, Wisconsin Housing Authority Revenue Refunding -
Orchard Manor Project, 4.90%, Due 7/01/10                                   100,000          104,625
Green Bay, Brown County, Wisconsin Professional Football Stadium
Revenue - Lambeau Field Renovation Project (c):
    4.15%, Due 2/01/08                                                       60,000           62,625
    4.45%, Due 2/01/11                                                       10,000           10,700
    4.75%, Due 2/01/14 (b)                                                  175,000          186,375
    5.00%, Due 2/01/19                                                      140,000          148,575
Green Bay, Wisconsin Housing Authority MFHR - Moraine, Ltd.
Project, 6.15%, Due 12/01/30 (c)                                             20,000           21,050
Green Bay, Wisconsin Redevelopment Authority Lease Revenue -
Pine Street Parking Ramp Project, 5.15%, Due 4/01/13                        100,000          107,125
Johnson Creek, Wisconsin Community Development Authority
Community Development Lease Revenue, 4.65%, Due 12/01/12                    245,000          259,088
Kenosha, Wisconsin Housing Authority MFHR - Villa Ciera Project,
6.00%, Due 11/20/41 (c)                                                     200,000          210,750
Lake Delton, Wisconsin Community Development Authority MFHR -
Woodland Park Project, 5.40%, Due 2/20/43 (c)                               180,000          186,300
Madison, Wisconsin Community Development Authority Lease Revenue
- Monona Terrace Community Project, 6.00%, Due 3/01/08                        5,000            5,016
Madison, Wisconsin Community Development Authority MFHR -
Nichols Station II Project, 4.95%, Due 12/01/07 (c)                          40,000           40,114
Madison, Wisconsin Community Development Authority Redevelopment
Revenue - Meriter Retirement Services, 5.90%, Due 12/01/08                   40,000           40,058
Madison, Wisconsin Community Development Authority Revenue -
Student Housing-Edgewood College Project, 6.25%, Due 4/01/14                500,000          502,275
Milwaukee, Wisconsin Housing Authority MFHR Refunding - Veterans
Housing Project, 5.10%, Due 7/01/22 (c)                                   1,000,000        1,046,250
Milwaukee, Wisconsin Redevelopment Authority Development Revenue
- Milwaukee School of Engineering Project (c):
    4.20%, Due 10/01/10                                                     100,000          104,375
    5.05%, Due 7/01/19                                                      470,000          497,025
    5.15%, Due 7/01/20                                                      470,000          497,612
    5.20%, Due 7/01/21                                                      470,000          496,438
    5.30%, Due 7/01/22                                                      470,000          497,025
    5.35%, Due 7/01/23                                                      470,000          495,850
Milwaukee, Wisconsin Redevelopment Authority Revenue:
    Summerfest Project, 4.20%, Due 8/01/11                                   95,000           99,750
    YMCA Metropolitan Milwaukee, Inc. Project, 5.00%, Due
12/01/18 (c)                                                                 40,000           40,671
    YWCA Greater Milwaukee Project, 4.70%, Due 6/01/09 (c)                   40,000           42,050
Neenah, Wisconsin Community Development Authority Lease Revenue,
5.125%, Due 12/01/23                                                      1,000,000        1,077,500
New Berlin, Wisconsin Housing Authority Capital Appreciation
Revenue Refunding - Apple Glen Project:
    Zero %, Due 5/01/06                                                      70,000           65,975
    Zero %, Due 11/01/06                                                     65,000           59,800
New Berlin, Wisconsin Housing Authority Revenue Refunding -
Apple Glen Project, 6.70%, Due 11/01/20                                     650,000          653,250
New Berlin, Wisconsin Housing Authority Revenue Refunding -
Pinewood Creek Project:
    6.80%, Due 11/01/12                                                     165,000          166,031
    6.85%, Due 5/01/13                                                      160,000          161,000
    7.125%, Due 5/01/24                                                   1,535,000        1,538,837
Oakfield, Wisconsin Community Development Authority Revenue
Refunding:
    4.20%, Due 12/01/06                                                      45,000           46,013
    4.40%, Due 12/01/08                                                      50,000           51,187
    5.40%, Due 12/01/21                                                     350,000          380,625
Oconto Falls, Wisconsin Community Development Authority Lease
Revenue:
    4.05%, Due 6/01/09                                                      150,000          155,625
    4.15%, Due 6/01/07                                                      100,000          102,875
    4.15%, Due 6/01/08                                                      150,000          156,188
    4.60%, Due 6/01/14                                                      135,000          140,231
    4.65%, Due 6/01/15                                                      175,000          181,125
    4.90%, Due 6/01/18                                                      200,000          207,500
Onalaska, Wisconsin Community Development Authority Revenue
Refunding, 5.30%, Due 6/01/15                                               210,000          222,337
Osceola, Wisconsin Redevelopment Authority Lease Revenue:
    4.65%, Due 12/01/10                                                     200,000          210,250
    4.75%, Due 12/01/11                                                     325,000          344,500
    5.15%, Due 12/01/15                                                     350,000          372,313
    5.375%, Due 12/01/20                                                    430,000          468,700
Oshkosh, Wisconsin Elderly Housing Authority Revenue Refunding -
Villa Saint Theresa, Inc. Project, 5.90%, 6/01/24 (c)                        50,000           51,875
St. Croix Falls, Wisconsin Community Development Authority
Redevelopment Lease Revenue Refunding:
    3.65%, Due 12/01/07                                                      35,000           35,175
    4.00%, Due 12/01/07                                                      20,000           20,375
    4.125%, Due 12/01/08                                                    135,000          139,219
    4.40%, Due 12/01/11                                                     120,000          126,600
    4.50%, Due 12/01/11                                                      80,000           82,700
    4.50%, Due 12/01/12                                                     160,000          168,200
    4.85%, Due 12/01/14                                                      90,000           93,712
Southeast Wisconsin Professional Baseball Park District League
Capital Appreciation COP (c):
    Zero %, Due 12/15/11 (d)                                                100,000           78,375
    Zero %, Due 12/15/13 (b)                                                 90,000           64,350
    Zero %, Due 12/15/16 (d)                                                 50,000           31,063
Southeast Wisconsin Professional Baseball Park District Sales
Tax Revenue, 5.65%, Due 12/15/16 (Pre-Refunded at $101 on
3/13/07) (c)                                                                 10,000           10,775
Southeast Wisconsin Professional Baseball Park District Sales
Tax Revenue Refunding (c):
    5.50%, Due 12/15/15                                                      50,000           58,250
    5.50%, Due 12/15/18                                                     210,000          247,275
    5.50%, Due 12/15/26                                                     110,000          129,387
Southeast Wisconsin Professional Baseball Park District Sales
Tax Revenue Refunding - Junior Lien (c):
    5.00%, Due 12/15/06                                                      15,000           15,694
    5.50%, Due 12/15/09                                                     250,000          279,688
    5.50%, Due 12/15/15                                                   1,545,000        1,751,644
    5.50%, Due 12/15/16                                                   1,635,000        1,847,550
    5.50%, Due 12/15/21                                                     170,000          201,662
Sturtevant, Wisconsin Community Development Authority
Redevelopment Lease Revenue:
    3.55%, Due 12/01/09                                                      50,000           50,688
    4.40%, Due 12/01/15                                                     300,000          304,125
    4.60%, Due 12/01/10                                                      75,000           77,906
    4.80%, Due 12/01/12                                                     110,000          113,850
Sun Prairie, Wisconsin Community Development Authority Lease
Revenue:
    5.00%, Due 2/01/12                                                       25,000           26,656
    5.10%, Due 2/01/13                                                       95,000          101,650
    5.20%, Due 2/01/14                                                      105,000          113,006
Verona, Wisconsin Community Development Authority Community
Development Lease Revenue, 5.375%, Due 12/01/22                             750,000          813,750
Waterford, Wisconsin Community Development Authority
Redevelopment Lease Revenue:
    5.35%, Due 10/01/14                                                      50,000           52,437
    5.80%, Due 10/01/23                                                      75,000           79,594
Watertown, Wisconsin Community Development Authority
Redevelopment Lease Revenue:
    4.25%, Due 5/01/08                                                       50,000           51,688
    5.00%, Due 5/01/18                                                      240,000          245,100
Waukesha County, Wisconsin Authority MFHR - Court Apartments
Project, 5.80%, Due 4/01/25 (c)                                              55,000           55,038
Waukesha, Wisconsin Redevelopment Authority Development Revenue
- Avalon Square, Inc. Project:
    5.00%, Due 6/20/21 (c)                                                  410,000          434,600
    8.00%, Due 6/20/43                                                      300,000          307,500
Waukesha, Wisconsin Redevelopment Authority Senior Housing
Revenue - Presbyterian Homes Project:
    7.25%, Due 6/01/20                                                       10,000           10,400
    7.50%, Due 6/01/35                                                      100,000          107,875
Wauwatosa, Wisconsin Housing Authority Capital Appreciation
Revenue Refunding - Hawthorne Terrace Project:
    Zero %, Due 11/01/06                                                    100,000           91,500
    Zero %, Due 5/01/07                                                     105,000           93,319
    Zero %, Due 11/01/07                                                    100,000           86,500
    6.70%, Due 11/01/15                                                   1,200,000        1,203,108
Wauwatosa, Wisconsin Redevelopment Authority Redevelopment Lease
Revenue, 5.65%, Due 12/01/16 (c)                                             45,000           48,656
Weston, Wisconsin Community Development Authority Lease Revenue:
    4.25%, Due 10/01/13                                                     220,000          228,525
    5.25%, Due 10/01/20                                                     720,000          792,900
Wisconsin Center District Junior Dedicated Tax Revenue, 5.70%,
Due 12/15/20 (Pre-refunded at $101 on 12/15/06)                              40,000           42,850
Wisconsin Center District Junior Dedicated Tax Revenue Refunding
(c):
    5.25%, Due 12/15/13                                                      25,000           28,406
    5.25%, Due 12/15/15                                                     170,000          194,225
    5.25%, Due 12/15/16                                                     465,000          531,844
    5.25%, Due 12/15/18                                                     210,000          241,500
    5.25%, Due 12/15/19                                                      95,000          109,369
Wisconsin Center District Tax Revenue Refunding (c):
    Zero %, Due 12/15/21                                                    100,000           46,375
    Zero %, Due 12/15/29                                                    250,000           73,125
    Zero %, Due 12/15/30                                                  3,300,000          911,625
    Zero %, Due 12/15/31                                                  1,000,000          261,250
Wisconsin Dells, Wisconsin Community Development Authority Lease
Revenue:
    4.65%, Due 9/01/14                                                       65,000           67,762
    4.80%, Due 9/01/15                                                       70,000           73,062
    4.90%, Due 9/01/16                                                       75,000           78,000
    5.00%, Due 9/01/17                                                       80,000           83,500
                                                                                   ------------------
                                                                                          31,907,300
-----------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $44,378,849)                                                  46,301,575
-----------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 1.2%
Virgin Islands 0.2%
Tobacco Settlement Financing Corporation Asset-Backed Revenue,
Zero %, Due 5/15/13 (Rate Reset Effective 11/15/07)                         110,000           95,287

Wisconsin 1.0%
Waukesha County, Wisconsin Housing Authority Housing Revenue
Refunding - Brookfield Woods Project, 4.80%, Due 3/01/34
(Mandatory Put at $100 on 3/01/11) (c)                                      500,000          507,015
-----------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $591,678)                                          602,302
-----------------------------------------------------------------------------------------------------
Swap Options Purchased 0.0%
Five Year 4.87%, Interest Rate Swap, Expires 7/14/05                      1,200,000            3,360
-----------------------------------------------------------------------------------------------------
Total Swap Options Purchased (Cost $24,960)                                                    3,360
-----------------------------------------------------------------------------------------------------
Short-Term Investments (a) 6.4%
Municipal Bonds 2.3%
Puerto Rico 1.0%
Commonwealth of Puerto Rico Medical Services Administration COP:
    3.75%, Due 6/01/05                                                      250,000          250,685
    3.90%, Due 12/01/05                                                     255,000          255,528
                                                                                   ------------------
                                                                                             506,213
Wisconsin 1.3%
Baraboo, Wisconsin Community Development Authority Housing
Revenue Refunding, 3.75%, Due 3/01/05                                        75,000           75,040
New Berlin, Wisconsin Housing Authority Capital Appreciation
Revenue Refunding - Apple Glen Project:
    Zero %, Due 5/01/05                                                      70,000           69,301
    Zero %, Due 11/01/05                                                     65,000           63,034
Oakfield, Wisconsin Community Development Authority Revenue
Refunding, 4.10%, Due 12/01/05                                               30,000           30,304
St. Croix Falls, Wisconsin Community Development Authority
Redevelopment Lease Revenue Refunding, 3.50%, Due 12/01/05                  105,000          105,637
Wauwatosa, Wisconsin Housing Authority Revenue Refunding - San
Camillo Project, 3.00%, Due 8/01/05 (c)                                     350,000          349,863
                                                                                   ------------------
                                                                                             693,179
                                                                                   ------------------
Total Municipal Bonds                                                                      1,199,392

Variable Rate Municipal Bonds 4.1%
Puerto Rico 2.2%
Commonwealth of Puerto Rico Infrastructure Financing Authority
Special Obligation, 2.49%, Due 10/01/40 (Putable at $100 and
Rate Reset Effective 2/02/05) (d)                                         1,130,000        1,130,000

Wisconsin 1.9%
Oconomowoc, Wisconsin Community Development Authority MFHR - 85
Oconomowoc LLC Project, 1.95%, Due 12/01/44 (Putable at $100 and
Rate Reset Effective 2/09/05) (c)                                           740,000          740,000
Waukesha, Wisconsin Housing Authority - Steeple View, Inc.
Project, 1.90%, Due 12/01/34 (Putable at $100 and Rate Reset
Effective 2/08/05) (c)                                                      200,000          200,000
                                                                                   ------------------
                                                                                             940,000
                                                                                   ------------------
Total Variable Rate Municipal Bonds                                                        2,070,000
-----------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $3,266,942)                                             3,269,392
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $48,262,429) 99.0%                                  50,176,629
Other Assets and Liabilities, Net 1.0%                                                       482,000
-----------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                      $  50,658,629
=====================================================================================================

FUTURES
-----------------------------------------------------------------------------------------------------
                                                                                     Unrealized
                                                            Underlying Face         Appreciation/
                                      Expiration Date       Amount at Value        (Depreciation)
-----------------------------------------------------------------------------------------------------
Sold:
10 Ten-Year U.S. Treasury Notes             3/05            $ (1,122,656)          $   (4,730)
5 U.S. Treasury Bonds                       3/05                (574,219)              (4,553)

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) All or a portion of security is pledged to cover margin requirements on open futures contracts.
(c) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(d) Escrowed to maturity.

For fixed rate bonds, maturity date represents actual maturity. For variable rate bonds, maturity date represents the longer of the next put date or interest adjustment date.

Percentages are stated as a percent of net assets.


ABBREVIATIONS
-------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    -- Bond Anticipation Notes
BP     -- Basis Points
CDA    -- Commercial Development Authority
CDR    -- Commercial Development Revenue
COP    -- Certificates of Participation
DFA    -- Development Finance Authority
EDA    -- Economic Development Authority
EDC    -- Economic Development Corporation
EDFA   -- Economic Development Finance Authority
EDR    -- Economic Development Revenue
EFA    -- Educational Facilities Authority
EXTRAS -- Extendable Rate Adjustable Securities
GO     -- General Obligation
HDA    -- Housing Development Authority
HDC    -- Housing Development Corporation
HFA    -- Housing Finance Authority
HFC    -- Housing Finance Corporation
IBA    -- Industrial Building Authority
IBR    -- Industrial Building Revenue
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDC    -- Industrial Development Corporation
IDFA   -- Industrial Development Finance Authority
IDR    -- Industrial Development Revenue
IFA    -- Investment Finance Authority
MERLOT -- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   -- Multi-Family Housing Revenue
MFMR   -- Multi-Family Mortgage Revenue
PCFA   -- Pollution Control Financing Authority
PCR    -- Pollution Control Revenue
RAN    -- Revenue Anticipation Notes
SFHR   -- Single Family Housing Revenue
SFMR   -- Single Family Mortgage Revenue
TAN    -- Tax Anticipation Notes
TRAN   -- Tax and Revenue Anticipation Notes

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Minnesota Tax-Free Fund
January 31, 2005 (Unaudited)
                                                                         Shares or
                                                                         Principal
                                                                           Amount          Value
----------------------------------------------------------------------------------------------------
Municipal Bonds 90.7%
Minnesota 89.5%
Aitkin County, Minnesota COP, 5.80%, Due 2/01/08                         $  20,000        $  21,025
Bloomington, Minnesota Independent School District Number 271 GO:
    5.00%, Due 2/01/15                                                      50,000           53,625
    5.00%, Due 2/01/18                                                     100,000          105,750
Brainerd, Minnesota Independent School District Number 181,
5.375%, Due 2/01/18 (b)                                                    105,000          117,862
Burnsville, Minnesota Hospital System Revenue - Fairview
Community Hospitals Project, Zero %, Due 5/01/12 (c)                       230,000          150,363
Carver County, Minnesota Housing and Redevelopment Authority
MFHR - Lake Grace Apartments Project, 6.00%, Due 7/01/28                    80,000           82,000
Chaska, Minnesota Independent School District Number 112 GO
Refunding, 5.00%, Due 2/01/16                                              100,000          106,125
Clay County, Minnesota Housing and Redevelopment Authority Lease
Revenue Refunding, 5.15%, Due 2/01/13                                       25,000           25,844
Elk River, Minnesota Independent School District Number 728 GO,
5.375%, Due 2/01/17                                                         60,000           63,300
Hastings, Minnesota Health Care Facility Revenue - Regina
Medical Center, 4.80%, Due 9/15/10 (b)                                      55,000           57,062
Hopkins, Minnesota Housing and Redevelopment Authority Public
Facility Lease Revenue - Police Station Improvements Project,
4.05%, Due 2/01/20                                                          15,000           15,019
Lakeville, Minnesota Independent School District Number 194 GO
Refunding, 5.00%, Due 2/01/14 (b)                                           50,000           55,188
Marshall, Minnesota Medical Center Gross Revenue - Weiner
Memorial Medical Center Project, 6.00%, Due 11/01/28                       100,000          108,875
Minneapolis and St. Paul, Minnesota Housing and Redevelopment
Authority Health Care System Revenue:
    Healthpartners Obligation Group Project, 5.875%, Due 12/01/29          100,000          105,750
    Healthspan Health System Project, 4.75%, Due 11/15/18 (b)               45,000           45,732
Minneapolis and St. Paul, Minnesota Metropolitan Airports
Commission Airport Revenue, 5.00%, Due 1/01/22 (b)                          50,000           52,625
Minneapolis, Minnesota Art Center Facilities Revenue - Walker
Art Center Project, 5.125%, Due 7/01/21                                    165,000          175,931
Minneapolis, Minnesota GO:
     4.60%, Due 12/01/12                                                    25,000           26,187
     5.00%, Due 12/01/22                                                    20,000           21,350
Minneapolis, Minnesota Health Care System Revenue, 5.75%, Due
11/15/32                                                                    25,000           26,875
Minneapolis, Minnesota Hospital Revenue - St. Mary's Hospital
and Rehabilitation Project, 10.00%, Due 6/01/13 (c)                         10,000           12,875
Minneapolis, Minnesota New Public Housing Authority Revenue,
5.00%, Due 4/01/10                                                         125,000          134,063
Minneapolis, Minnesota Special School District Number 1 COP,
5.00%, Due 2/01/09 (b)                                                      15,000           16,312
Minnesota Agricultural and Economic Development Board EDR -
Evangelical Lutheran Project:
    6.00%, Due 2/01/22                                                      80,000           88,200
    6.625%, Due 8/01/25                                                     25,000           27,625
Minnesota GO:
    5.00%, Due 10/01/12                                                     50,000           55,313
    5.00%, Due 10/01/14                                                     30,000           32,962
    5.25%, Due 8/01/15                                                      50,000           54,875
Minnesota Higher EFA Revenue:
    Gustavus Adolphus College Project, 4.75%, Due 10/01/10                  25,000           26,375
    Hamline University Project, 5.65%, Due 10/01/07                         50,000           52,438
    St. John's University Project, 5.00%, Due 10/01/16                     150,000          160,687
Minnesota Housing Finance Agency SFMR, 5.90%, Due 7/01/25                    5,000            5,106
Minnesota Public Facilities Authority Water PCR:
    5.00%, Due 3/01/16                                                      50,000           53,875
    5.25%, Due 3/01/17                                                      50,000           54,313
Monticello - Big Lake, Minnesota Community Hospital District
Gross Revenue, 5.75%, Due 12/01/19 (b)                                     150,000          165,187
Moorhead, Minnesota New Public Housing Authority Revenue,
4.875%, Due 5/01/05                                                         10,000           10,069
Osseo, Minnesota Independent School District Number 279 GO
Refunding, 4.75%, Due 2/01/19 (b)                                           25,000           26,344
Owatonna, Minnesota Public Utilities Commission Public Utilities
Revenue Refunding, 5.00%, Due 1/01/15 (b)                                  150,000          165,188
Ramsey County, Minnesota GO, 5.25%, Due 2/01/12                            100,000          111,250
Rochester, Minnesota Health Care Facilities Revenue - Mayo
Medical Center Project, 5.875%, Due 11/15/08                                20,000           22,400
Roseville, Minnesota Independent School District Number 623 GO,
5.00%, Due 2/01/17 (b)                                                     100,000          107,875
Southeastern Minnesota Multi-County Housing and Redevelopment
Authority Revenue Refunding - Lake City Project, 4.25%, Due
8/01/21 (b)                                                                160,000          159,800
Southern Minnesota Municipal Power Agency Power Supply System
Revenue (b):
    Zero %, Due 1/01/18                                                    200,000          116,750
    5.25%, Due 1/01/15                                                      50,000           57,000
St. Cloud, Minnesota Housing and Redevelopment Authority In and
For Revenue - State University Foundation Project, 4.25%, Due
5/01/12                                                                     20,000           21,150
St. Paul, Minnesota Housing and Redevelopment Authority MFHR
Refunding - Wellington Project, 5.10%, Due 2/01/24 (b)                      20,000           20,675
St. Paul, Minnesota Independent School District Number 625 GO,
5.375%, Due 2/01/12 (b)                                                     50,000           54,625
St. Paul, Minnesota Port Authority IDR:
    7.10%, Due 11/01/06 (c)                                                 10,000           10,812
    7.10%, Due 7/01/08 (c)                                                  10,000           11,475
St. Paul, Minnesota Port Authority Lease Revenue, 5.25%, Due
12/01/27                                                                    20,000           21,500
Steele County, Minnesota Health Care Facilities Revenue -
Elderly Housing Project, 6.625%, Due 6/01/20                               125,000          140,781
University of Minnesota University Hospital and Clinics Revenue,
6.75%, Due 12/01/16 (c)                                                     95,000          118,631
Waconia, Minnesota Health Care Facilities Revenue - Ridgeview
Medical Center Project, 6.00%, Due 1/01/17 (b)                              50,000           56,125
Washington County, Minnesota Housing and Redevelopment Authority
Government Revenue, 5.55%, Due 8/20/28                                      25,000           25,844
Wayzata, Minnesota Independent School District Number 284 GO
Refunding, 5.00%, Due 2/01/11                                               25,000           26,844
Western Minnesota Municipal Power Agency Minnesota Supply
Revenue:
    5.50%, Due 1/01/12 (b)                                                  45,000           47,096
    6.375%, Due 1/01/16 (c)                                                 25,000           29,000
    6.625%, Due 1/01/16 (c)                                                105,000          128,625
    9.75%, Due 1/01/16 (b) (c)                                             200,000          297,500
Western Minnesota Municipal Power Agency Minnesota Transmission
Revenue, 5.50%, Due 1/01/13 (b)                                             75,000           84,375
Willmar, Minnesota GO - Rice Memorial Hospital Project, 5.00%,
Due 2/01/19 (b)                                                             40,000           43,400
                                                                                  ------------------
                                                                                          4,271,828

Puerto Rico 1.2%
Commonwealth of Puerto Rico Highway and Transportation Authority
Revenue, 5.25%, Due 7/01/10 (b)                                              5,000            5,569
Puerto Rico Electric Power Authority Revenue Refunding (b):
    5.00%, Due 7/01/16                                                      20,000           22,700
    5.25%, Due 7/01/22                                                      25,000           27,437
                                                                                  ------------------
                                                                                             55,706
----------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $4,207,257)                                                   4,327,534
----------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 7.5%
Minnesota
Canby, Minnesota Community Hospital District Number 1 Revenue -
Sioux Valley Hospitals & Health Project, 2.15%, Due 11/01/26
(Putable at $100 and Rate Reset Effective 2/08/05)                         190,000          190,000
Faribault, Minnesota IDR - Apogee Enterprises, Inc. Project,
1.95%, Due 7/01/21 (Putable at $100 and Rate Reset Effective
2/08/05) (b)                                                               165,000          165,000
----------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $355,000)                                         355,000
----------------------------------------------------------------------------------------------------
Short-Term Investments (a) 0.5%
Municipal Bonds
Minnesota
Southern Minnesota Municipal Power Agency Power Supply System
Revenue, 5.00%, Due 1/01/06 (c)                                             25,000           25,616
----------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $25,653)                                                  25,616
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $4,587,910) 98.7%                                   4,708,150
Other Assets and Liabilities, Net 1.3%                                                       61,303
----------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                    $    4,769,453
====================================================================================================

LEGEND
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(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(c) Escrowed to maturity.

For fixed rate bonds, maturity date represents actual maturity. For variable rate bonds, maturity date represents the longer of the next put date or interest adjustment date.

Percentages are stated as a percent of net assets.

ABBREVIATIONS
------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    -- Bond Anticipation Notes
BP     -- Basis Points
CDA    -- Commercial Development Authority
CDR    -- Commercial Development Revenue
COP    -- Certificates of Participation
DFA    -- Development Finance Authority
EDA    -- Economic Development Authority
EDC    -- Economic Development Corporation
EDFA   -- Economic Development Finance Authority
EDR    -- Economic Development Revenue
EFA    -- Educational Facilities Authority
EXTRAS -- Extendable Rate Adjustable Securities
GO     -- General Obligation
HDA    -- Housing Development Authority
HDC    -- Housing Development Corporation
HFA    -- Housing Finance Authority
HFC    -- Housing Finance Corporation
IBA    -- Industrial Building Authority
IBR    -- Industrial Building Revenue
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDC    -- Industrial Development Corporation
IDFA   -- Industrial Development Finance Authority
IDR    -- Industrial Development Revenue
IFA    -- Investment Finance Authority
MERLOT -- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   -- Multi-Family Housing Revenue
MFMR   -- Multi-Family Mortgage Revenue
PCFA   -- Pollution Control Financing Authority
PCR    -- Pollution Control Revenue
RAN    -- Revenue Anticipation Notes
SFHR   -- Single Family Housing Revenue
SFMR   -- Single Family Mortgage Revenue
TAN    -- Tax Anticipation Notes
TRAN   -- Tax and Revenue Anticipation Notes

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Municipal Funds, Inc., on behalf of the Strong Intermediate Municipal Bond Fund, Strong Minnesota Tax-Free Fund, Strong Municipal Money Market Fund, Strong Short-Term High Yield Municipal Fund, Strong Tax-Free Money Fund, Strong Ultra Short-Term Municipal Income Fund, and Strong Wisconsin Tax-Free Fund


By:      /s/ Dana J. Russart
         ------------------------------
         Dana J. Russart, Principal Executive Officer

Date:    March 30, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    March 30, 2005